Transamerica

Transamerica Series Trust
Prospectus January 12,2018


Portfolio	                        Class


Transamerica 60/40 Allocation VP	Service
Transamerica International Equity Index VP	Initial
and Service
Transamerica U.S. Equity Index VP	Initial and Service

None of the portfolios of Transamerica Series
Trust have a ticker Neither the U.S. Securities and
Exchange Commission nor U.S. Commodity Futures
Trading Commission has approved or disapproved these
securities or passed upon
the adequacy or accuracy of this prospectus. Any
epresentation to the contrary is a
criminal   offense.
TST0112


TABLE OF CONTENTS



Transamerica 60/40 Allocation VP	1
Transamerica International Equity Index VP	6
Transamerica U.S. Equity Index VP	11
More on Each Portfolio's Strategies and Investments	15
More on the Risks of Investing in Each Portfolio	17
Shareholder Information	28
Management of Transamerica Series Trust	28
Investment Manager	28
Sub-Adviser	30
Portfolio Manager(s)	31
Disclosure of Portfolio Holdings	31
Fund Expenses	32
Features and Policies	33
Pricing of Shares	35
Distribution of Shares	37
Distributions and Taxes	39
List and Description of Underlying Portfolios	40
Financial Highlights	45



Investme
nt
Objectiv
e: Seeks
long-term
capital
appreciati
on and
current
income.
Fees and
Expenses
: This
table
describes
the fees
and
expenses
that you
may pay if
you buy
and hold
portfolio
shares,
but it does
not
reflect
any
charges
that are,
or may
be,
imposed
under
your
variable
life
insurance
policy or
variable
annuity
contract.
If such
charges
were
reflected,
fees
would be
higher.

Sharehold
er Fees
(fees paid
directly
from your
investmen
t)
 	Class:  Service
Maximum
sales
charge
(load)
imposed
on
purchases
(as a
percentage
of offering
price)	None
Maximum
deferred
sales
charge
(load) (as a
percentage
of
purchase
price or
redemptio
n
proceeds,
whichever
is lower)
None

Annual
Fund
Operating
Expenses
(expenses
that you
pay each
year as a
percentag
e of the
value of
your
investmen
t)
Manageme
nt fees	0.30% Distribution and service (12b-1) fees	0.25% Other expenses1
0.04%
Acquired
fund fees
and
expenses1	0.27%
Total
annual
fund
operating
expenses	0.86%
Fee waiver
and/or
expense
reimburse
ment2	0.18%
Total
annual
fund
operating
expenses
after fee
waiver
and/or
expense
reimburse
ment	0.68%
1	Other
expens
es and
acquir
ed
fund
fees
and
expens
es are
based
on
estima
tes for
the
current
fiscal
year.
2	Contra
ctual
arrang
ements
have
been
made
with
the
portfol
io's
invest
ment
manag
er,
Transa
merica
Asset
Manag
ement,
Inc.
("TA
M"),
throug
h May
1,
2019
to
waive
fees
and/or
reimbu
rse
portfol
io
expens
es to
the
extent
that
the
total
annual
fund
operati
ng
expens
es
exceed
0.63%
for
Servic
e Class
shares,
exclud
ing, as
applic
able,
acquir
ed
fund
fees
and
expens
es,
interes
t,
taxes,
broker
age
commi
ssions,
divide
nd and
interes
t
expens
es on
securit
ies
sold
short,
extraor
dinary
expens
es and
other
expens
es not
incurre
d in the
ordina
ry
course
of the
portfol
io's
busine
ss.
These
arrang
ements
cannot
be
termin
ated
prior
to May
1,
2019
withou
t the
Board
of
Truste
es'
consen
t. TAM
is
permit
ted to
recapt
ure
amoun
ts
waive
d
and/or
reimbu
rsed to
a class
during
any of
the
previo
us 36
month
s if the
class'
total
annual
fund
operati
ng
expens
es
have
fallen
to a
level
below
the
limits
descri
bed
above.
In no
case
will
TAM
recapt
ure
any
amoun
t that
would
result,
on any
particu
lar
busine
ss day
of the
portfol
io, in
the
class'
total
annual
fund
operati
ng
expens
es
exceed
ing the
applica
ble
limits
descri
bed
above
or any
other
lower
limit
then in
effect.
TAM
has
also
separat
ely
contra
ctually
agreed
to
waive
0.18%
of its
manag
ement
fee
throug
h May
1,
2019.
Example
: This
Example
is
intended
to help
you
compare
the cost
of
investing
in the
portfolio
with the
cost of
investing
in other
mutual
funds.
    The
Example
assumes
that you
invest
$10,000
in the
portfolio
for the
time
periods
indicated
and then
redeem
all shares
at the end
of those
periods.
The
Example
also
assumes
that your
invest-
ment has
a 5%
return
each year
and that
the
portfolio's
operating
expenses
remain
the same.
The
Example
does not
reflect
charges
that are,
or may
be,
imposed
under
your
variable
life
insurance
policy or
variable
annuity
contract.
If such
charges
were
reflected,
costs
would be
higher.
Although
your
actual
costs may
be higher
or lower,
based on
these
assumptio
ns your
costs
would be:




 	1 year	3 years
Service
Class	$69	$256

Portfolio
Turnover
: The
portfolio
pays
transactio
n costs,
such as
commissi
ons, when
it buys
and sells
securities
(or "turns
over" its
portfolio)
.. A higher
portfolio
turnover
rate may
indicate
higher
transactio
n costs.
These
costs,
which are
not
reflected
in annual
portfolio
operating
expenses
or in the
Example,
affect the
portfo-
lio's
performa
nce.
Portfolio
turnover
rate is not
included
at this
time
because
the
portfolio
did not
commenc
e
operation
s until
after the
most
recent
fiscal
year-end.
Principal
Investme
nt
Strategie
s: The
portfolio
invests its
assets in a
combinati
on of
Transame
rica funds
("underlyi
ng
portfolios
").
Transame
rica Asset
Managem
ent, Inc.
(the
"Investme
nt
Manager"
) selects
the
combinati
on and
amount
of
underlyin
g
portfolios
to invest
in based
on the
portfolio's
investme
nt
objective.
Under
normal
circumsta
nces, the
portfolio
expects to
allocate
its assets
among
underlyin
g
portfolios
with the
goal of
achieving
exposure
targets
over time
of
approxim
ately 60%
of its net
assets in
equities
and
approxim
ately 40%
of its net
assets in
fixed
income.
The
portfolio's
equity
allocation
is initially
expected
to consist
of
investme
nts in
Transame
rica
Internatio
nal
Equity
Index VP
and
Transamer
ica U.S.
Equity
Index VP
and the
portfolio's
fixed
income
allocatio
n is
initially
expected
to consist
of
investme
nts in
Transame
rica Core
Bond.
(See the
"List and
Descripti
on of
Under-
lying
Portfolios
" section
of the
prospectu
s for
more
informati
on about
the
underlyin
g
portfolios
). These
allocation
s reflect
the
Investme
nt
Manager'
s present
strategy
for asset
allocation
during
normal
market
conditions
, and may
be
changed
at any
time
without
notice to
sharehold
ers and
without
sharehold
er
approval.
In the
short-
term,
actual
asset
allocation
s may
vary due
to short-
term
changes
in cash
flows
caused by
purchases
and
redemptio
ns in the
portfolio.
In
attemptin
g to
respond
to
adverse
market or
other
condition
s or to
process a
large
purchase
or
redemptio
n within
the
portfolio,
the
Investme
nt
Manager
may
allocate
the assets
of the
portfolio
without
limit to a
Transamer
ica
governme
nt money
market
fund that
normally
invests
principall
y in U.S.
governme
nt
securities
and/or
repurchas
e
agreemen
ts fully
collaterali
zed by
U.S.
govern-
ment
securities.
Each
underlyin
g portfolio
has its
own
investmen
t
objective,
principal
investme
nt
strategies
and
investme
nt risks.
The
underlyin
g port-
folios
may
invest in
derivative
s such as
futures,
contracts,
options
and
swaps.
The sub-
adviser
for each
underlyin
g
portfolio
decides
which
securities
to
purchase
and sell
for that
underlyin
g
portfolio.
The
portfolio's
ability to
achieve
its
investme
nt
objective
depends
largely on
the
performa
nce of the
underlyin
g
portfolios
in which
it invests.
The
portfolio
may be a
significan
t
sharehold
er in
certain
under-
lying
portfolios
..
Principal
Risks:
Risk is
inherent
in all
investing.
Many
factors
affect the
portfolio'
s
performa
nce. The
value of
your
investme
nt in the
portfolio,
as well as
the
amount
of return
you
receive
on


your
investme
nt, may
fluctuate
significan
tly. You
may lose
part or all
of your
investme
nt in the
portfolio
or your
investme
nt may
not
perform
as well as
other
similar
investmen
ts. The
portfolio,
through
its
investme
nts in
underlyin
g
portfolios
, is
subject to
the risks
of the
underlyin
g
portfolios
.. The
following
is a
summary
descriptio
n of
principal
risks (in
alphabeti
cal order)
of
investing
in the
port-
folio
(either
directly or
through
its
investme
nts in
underlyin
g port-
folios).
Each risk
described
below
may not
apply to
each
under-
lying
portfolio
and an
underlyin
g
portfolio
may be
subject to
additional
or
different
risks than
those
described
below. An
invest-
ment in
the
portfolio
is not a
bank
deposit
and is not
insured or
guarantee
d by the
Federal
Deposit
Insurance
Corporati
on or any
other
governme
nt agency.
You may
lose
money if
you
invest in
this
portfolio.
    Asse
t
Allocatio
n - The
Investme
nt
Manager
allocates
the
portfolio'
s assets
among
various
asset
classes
and
underlyin
g
portfolios
.. These
allocation
s may be
unsuccess
ful in
maximizi
ng the
portfolio'
s return
and/or
avoiding
investme
nt losses,
and may
cause the
portfolio
to
underperf
orm.
    Asse
t Class
Variatio
n - The
underlyin
g
portfolios
invest
principall
y in the
securities
constitutin
g their
asset class
(i.e.,
equity or
fixed
income).
However,
an
underlyin
g
portfolio
may vary
the
percentag
e of its
assets in
these
securities
(subject to
any
applicable
regulator
y
requireme
nts).
Dependin
g upon the
percentag
e of secu-
rities in a
particular
asset
class held
by the
underlyin
g
portfolios
at any
given
time, and
the
percentag
e of the
portfolio'
s assets
invested
in various
underlyin
g
portfolios
, the
portfolio'
s actual
exposure
to the
securities
in a
particular
asset
class may
vary
substantia
lly from
its target
allocation
for that
asset
class.
    Cou
nterpart
y - The
portfolio
will be
subject to
credit risk
(meaning
the risk of
adverse
changes in
an issuer's
real or
perceived
financial
strength)
with
respect to
counterpa
rties to
derivative
s,
repurchas
e
agreemen
ts and
other
financial
contracts
entered
into by
the
portfolio
or held by
special
purpose
or
structured
vehicles.
Adverse
changes to
counterpa
rties may
cause the
value of
financial
contracts
to go
down. If
a
counterpa
rty
becomes
bankrupt
or
otherwise
fails to
perform
its
obligation
s, the
value of
your
invest-
ment in
the
portfolio
may
decline.
    Cred
it - If an
issuer or
other
obligor
(such as a
party
providing
insurance
or other
credit
enhancem
ent) of a
security
held by
the
portfolio
or a
counterpa
rty to a
financial
contract
with the
port-
folio
defaults
or is
downgrad
ed, or is
perceived
to be less
credit-
worthy, or
if the
value of
any
underlyin
g assets
declines,
the value
of your
investme
nt will
typically
decline.
A decline
may be
sig-
nificant,
particularl
y in
certain
market
environm
ents.
Below
invest-
ment
grade,
high-yield
debt
securities
(commonl
y known
as "junk"
bonds)
have a
higher
risk of
default
and are
considere
d
speculativ
e.
Subordin
ated
securities
are more
likely to
suffer a
credit loss
than non-
subordina
ted
securities
of the
same
issuer and
will be
dispro-
portionate
ly affected
by a
default,
downgrad
e or
perceived
decline in
creditwor
thiness.
    Curr
ency -
The value
of
investme
nts in
securities
denomi-
nated in
foreign
currencie
s
increases
or
decreases
as the
rates of
exchange
between
those
currencie
s and the
U.S.
dollar
change.
Currency
conversio
n costs
and
currency
fluctuatio
ns could
reduce or
eliminate
investmen
t gains or
add to
investmen
t losses.
Currency
exchange
rates can
be
volatile,
and are
affected
by factors
such as


general
economic
condition
s, the
actions of
the U.S.
and
foreign
governme
nts or
central
banks, the
impositio
n of
currency
controls,
and
speculatio
n.
    Deri
vatives -
Using
derivative
s exposes
the
portfolio
to addi-
tional
risks and
can
increase
portfolio
losses and
reduce
opportu-
nities for
gains
when
market
prices,
interest
rates,
currencie
s, or the
derivative
s
themselve
s, behave
in a way
not
anticipate
d by the
portfolio.
Using
derivative
s may
have a
leveragin
g effect,
increase
portfolio
volatility
and not
produce
the result
intended.
Certain
derivative
s have the
potential
for
unlimited
loss,
regardless
of the size
of the
initial
investme
nt.
Derivativ
es may be
difficult
to sell,
unwind
or value,
and the
counterpa
rty may
default on
its obliga-
tions to
the
portfolio.
Derivativ
es are
generally
subject to
the risks
applicable
to the
assets,
rates,
indices or
other
indicators
underlyin
g the
derivative
.. The
value of a
derivative
may
fluctuate
more
than, or
otherwise
not
correlate
well with,
the
underlyin
g assets,
rates,
indices or
other
indicators
to which
it relates.
Use of
derivative
s may
have
different
tax
conseque
nces for
the
portfolio
than an
investme
nt in the
underlyin
g
security,
and those
difference
s may
affect the
amount,
timing
and
character
of income
distribute
d to
sharehold
ers. The
U.S.
governme
nt and
foreign
governme
nts are in
the
process of
adopting
and
implemen
ting
regulation
s
governing
derivative
s markets,
including
mandator
y clearing
of certain
deriva-
tives,
margin
and
reporting
requireme
nts. The
ultimate
impact of
the
regulation
s remains
unclear.
Additiona
l
regulation
of deriva-
tives may
make
derivative
s more
costly,
limit their
availabilit
y or
utility,
otherwise
adversely
affect
their
performa
nce, or
disrupt
markets.
For
additional
informati
on
regarding
derivative
s, see
"More on
Risks of
Investing
in the
Portfolio
-More
on
Principal
Risks:
Derivativ
es" in this
prospectu
s. In
addition,
the SEC
has
proposed
a new
rule that
would
change
the
regulation
of the use
of
derivative
s by
registered
investme
nt
companie
s, such as
the
portfolio.
If the
proposed
rule, or a
different
rule,
takes
effect, it
could
limit the
ability of
the
portfolio
to invest
in
derivative
s.
    Eme
rging
Markets
-
Investme
nts in the
securities
of issuers
located in
or
principall
y doing
business
in
emerging
markets
are
subject to
heightene
d foreign
investme
nts risks.
Emerging
market
countries
tend to
have
economic
, political
and legal
systems
that are
less fully
develope
d and are
less
stable
than
those of
more
developed
countries.
Emerging
market
securities
are often
particu-
larly
sensitive
to market
movemen
ts
because
their
market
prices
tend to
reflect
speculativ
e
expectatio
ns. Low
trading
volumes
may
result in a
lack of
liquidity
and in
extreme
price
volatility.
    Equi
ty
Securitie
s - Equity
securities
represent
an
ownership
interest in
an issuer,
rank
junior in
a
company'
s capital
structure
and
conseque
ntly may
entail
greater
risk of
loss than
debt
securi-
ties.
Equity
securities
include
common
and
preferred
stocks.
Stock
markets
are
volatile.
Equity
securities
may have
greater
price
volatility
than other
asset
classes,
such as
fixed
income
securities,
and
fluctuate
based on
changes
in a
company'
s financial
condition
and
overall
market
and
economic
condition
s. If the
market
prices of
the equity
securities
owned by
the
portfolio
fall, the
value of
your
investmen
t in the
portfolio
will
decline. If
the
portfolio
holds
equity
securities
in a
company
that
becomes
insolvent,
the port-
folio's
interests
in the
company
will rank
junior in
priority to
the
interests
of
debtholde
rs and
general
creditors
of the
company.


    Exte
nsion -
When
interest
rates rise,
repaymen
ts of
fixed
income
securities,
particular
ly asset-
and
mortgage
-backed
secu-
rities,
may
occur
more
slowly
than
anticipate
d,
extending
the
effective
duration
of these
fixed
income
securities
at below
market
interest
rates and
causing
their
market
prices to
decline
more than
they
would
have
declined
due to the
rise in
interest
rates
alone.
This may
cause the
portfolio's
share
price to
be more
volatile
or go
down.
    Fixe
d-Income
Securitie
s - The
value of
fixed-
income
secu-
rities may
go up or
down,
sometime
s rapidly
and
unpredict
ably, due
to general
market
condition
s, such as
real or
perceived
adverse
economic
or
political
condition
s,
inflation,
changes
in interest
rates, lack
of
liquidity
in the
bond
markets
or
adverse
investor
sentiment
.. In
addition,
the value
of a fixed
income
security
may
decline if
the issuer
or other
obligor of
the
security
fails to
pay
principal
and/or
interest,
otherwise
defaults
or has its
credit
rating
downgrad
ed or is
perceived
to be less
creditwort
hy, or the
credit
quality or
value of
any
underlyin
g assets
declines.
If the
value of
fixed-
income
securities
owned by
the
portfolio
fall, the
value of
your
investme
nt will go
down.
The value
of your
investme
nt will
generally
go down
when
interest
rates rise.
Interest
rates have
been at
historicall
y low
levels, so
the
portfolio
faces a
heightene
d risk that
interest
rates may
rise.
Interest
rates have
been
historicall
y low. A
general
rise in
interest
rates may
cause
investors
to move
out of
fixed-
income
securities
on a large
scale,
which
could
adversely
affect the
price and
liquidity
of fixed-
income
securities.
A rise in
rates
tends to
have a
greater
impact on
the prices
of longer
term or
duration
securities.
    Focu
sed
Investing
- To the
extent the
portfolio
invests in
a limited
number of
countries,
regions,
sectors,
industries
or market
segments,
or in a
limited
number
of issuers,
the
portfolio
will be
more
susceptibl
e to
negative
events
affecting
those
countries,
regions,
sectors,
industries
,
segments
or issuers,
and the
value of
its shares
may be
more
volatile
than if
invested
more
widely.
Local
events,
such as
political
upheaval,
financial
troubles,
or natural
disasters
may
disrupt a
country's
or
region's
securities
markets.
Geograph
ic risk is
especially
high in
emerging
markets.
    Forei
gn
Investme
nts -
Investing
in
securities
of foreign
issuers or
issuers
with
significan
t
exposure
to foreign
markets
involves
additional
risk.
Foreign
countries
in which
the
portfolio
may
invest
may have
markets
that are
less
liquid,
less
regulated
and more
volatile
than U.S.
markets.
The value
of the
portfolio's
investmen
ts may
decline
because
of factors
affecting
the
particular
issuer as
well as
foreign
markets
and
issuers
generally,
such as
unfavorab
le or
unsuccess
ful
governme
nt
actions,
reduction
of
governme
nt or
central
bank
support,
political
or
financial
instability
or other
adverse
economic
or
political
developm
ents. Lack
of
informati
on and
weaker
accountin
g
standards
also may
affect the
value of
these
securities.
    Inde
x
Tracking
- While
certain
underlyin
g
portfolios
seek to
track the
performa
nce of an
index
(i.e.,
achieve a
high
degree of
correlatio
n with the
applicabl
e index),
the
returns of
certain
underlyin
g
portfolios
that seek
to track
an index
may not
match the
returns of
the
applicabl
e index.
    Indu
stry
Concentr
ation -
Certain
underlyin
g
portfolios
will
concentra
te their
investme
nts in
issuers of
one or
more
particular
industries
to the
same
extent
that their
underlyin
g index
are so
concentra
ted and to
the extent
permitted
by
applicabl
e
regulator
y


guidance.
Concentr
ation in a
particular
industry
subjects
an under-
lying
portfolio
to the
risks
associated
with that
industry.
As a
result, an
underlyin
g
portfolio
may be
subject to
greater
price
volatility
and risk
of loss as
a result of
adverse
economic
, business
or other
developm
ents
affecting
that
industry
than
underlyin
g
portfolios
investing
in a
broader
range of
industries
..
    Inter
est Rate -
Interest
rates in
the U.S.
have been
at histori-
cally low
levels and
should be
expected
to go up.
The
portfolio
faces a
heightene
d risk that
interest
rates may
rise. The
value of
fixed
income
securities
generally
goes
down
when
interest
rates rise,
and
therefore
the value
of your
investme
nt in the
portfolio
may also
go down.
Debt
securities
have
varying
levels of
sensitivit
y to
changes
in interest
rates. A
rise in
rates
tends to
have a
greater
impact on
the prices
of longer
term or
duration
securities.
A general
rise in
interest
rates may
cause
investors
to move
out of
fixed
income
securities
on a large
scale,
which
could
adversely
affect the
price and
liquidity
of fixed
income
securities
and could
also
result in
increased
redemptio
ns from
the
portfolio.
    Larg
e
Capitaliz
ation
Compani
es - The
portfolio's
invest-
ments in
large
capitaliza
tion
companie
s may
underperf
orm other
segments
of the
market
because
they may
be less
responsiv
e to
competiti
ve
challenge
s and
opportuni
ties and
unable to
attain
high
growth
rates
during
periods of
economic
expansion
.. As a
result, the
portfolio's
value
may not
rise as
much as,
or may
fall more
than, the
value of
portfolios
that focus
on
companie
s with
smaller
market
capitaliza
tions.
    Lega
l and
Regulato
ry - Legal
and
regulator
y changes
could
occur that
may
adversely
affect the
portfolio,
its
investme
nts, and
its ability
to pursue
its
investme
nt
strategies
and/or
increase
the costs
of
implemen
ting such
strategies.
New or
revised
laws or
regulation
s may be
imposed
by the
U.S.
Securities
and
Exchange
Commissi
on, the
U.S.
Commodi
ty Futures
Trading
Commissi
on, the
Internal
Revenue
Service,
the U.S.
Federal
Reserve
or other
governme
ntal
regulator
y
authoritie
s or self-
regulator
y
organiza-
tions that
could
adversely
affect the
portfolio.
The
portfolio
also may
be
adversely
affected
by
changes
in the
enforcem
ent or
inter-
pretation
of existing
statutes
and rules
by
governme
ntal
regulator
y
authoritie
s or self-
regulator
y
organizati
ons.
    Liqu
idity -
The
portfolio
may
make
investme
nts that
are
illiquid or
that
become
illiquid
after
purchase.
Investme
nts may
become
illiquid
due to the
lack of an
active
market, a
reduced
number
of
traditiona
l market
participan
ts, or
reduced
capacity
of
traditiona
l market
participan
ts to make
a market
in
securities.
The
liquidity
and value
of
investmen
ts can
deteriorat
e rapidly
and those
investmen
ts may be
difficult
or
impossibl
e for the
portfolio
to sell,
particular
ly during
times of
market
turmoil.
Illiquid
investme
nts can be
difficult
to value.
Markets
may
become
illiquid
when, for
instance,
there are
few, if
any,
interested
buyers or
sellers or
when
dealers
are
unwilling
to make a
market
for
certain
securities.
As a
general
matter,
dealers
recently
have been
less
willing to
make
markets
for fixed
income
securities.
If the
portfolio
is forced
to sell an
illiquid
investme
nt to meet
redemptio
n requests
or other
cash
needs, the
portfolio
may be
forced to
sell at a
loss. The
portfolio
may not
receive
its
proceeds
from the
sale of
securities
for an
extended
period
(for
example,
several
weeks or
even
longer).
    Man
agement
- The
portfolio
is subject
to the risk
that the
Investme
nt
Manager'
s
judgment
s and
decisions
may be
incorrect
or
otherwise
may not
produce
the
desired
results.
The value
of


your
investment
may
decrease if
the
Investment
Manager's
judgment
about the
quality,
relative
yield or
value of,
or market
trends
affecting,
a
particular
security or
issuer,
industry,
sector,
region or
market
segment,
or about
the
economy
or interest
rates, is
incorrect.
The
portfolio
may also
suffer
losses if
there are
imper-
fections,
errors or
limitations
in the
quantitativ
e, analytic
or other
tools,
resources,
information
and data
used, or the
analyses
employed
or relied
on, by the
Investment
Manager,
or if the
Investment
Manager's
investment
style is out
of favor or
otherwise
fails to
produce
the desired
results.
The
portfolio's
investment
strategies
designed
by the
Investment
Manager
may not
work as
intended.
In
addition,
the
portfolio's
investment
strategies
or policies
may
change
from time
to time.
Those
changes
may not
lead to the
results
intended
by the
Investment
Manager
and could
have an
adverse
effect on
the value
or
performan
ce of the
portfolio.
Any of
these
things
could
cause the
portfolio to
lose value
or its
results to
lag
relevant
benchmark
s or other
funds with
similar
objectives.
    Mar
ket - The
value of
the
portfolio'
s
securities
may go
up or
down,
sometime
s rapidly
or
unpredicta
bly, due to
general
market
condition
s, such as
real or
perceived
adverse
economic
or
political
condition
s,
inflation,
changes
in interest
rates or
currency
rates, lack
of
liquidity
in the
markets
or
adverse
investor
sentiment
.. Adverse
market
condition
s may be
prolonged
and may
not have
the same
impact on
all types
of
securities.
The value
of
securities
also may
go down
due to
events or
condition
s that
affect
particular
sectors,
industries
or issuers.
If the
value of
the
securities
owned by
the
portfolio
fall, the
value of
your
investme
nt will go
down.
The
portfolio
may
experienc
e a
substantia
l or
complete
loss on
any
individual
security.
    In
the past
decade,
financial
markets
througho
ut the
world
have
experience
d
increased
volatility,
depressed
valuations,
decreased
liquidity
and
heightene
d
uncertaint
y.
Governm
ental and
non-
governme
ntal
issuers
have
defaulted
on, or
been
forced to
restruc-
ture, their
debts.
These
market
condition
s may
continue,
worsen or
spread.
Events
that have
contribute
d to these
market
condition
s include,
but are
not
limited to,
major
cybersecu
rity
events;
geopo-
litical
events
(includin
g wars
and terror
attacks);
measures
to address
budget
deficits;
downgrad
ing of
sovereign
debt;
declines
in oil and
commodit
y prices;
dramatic
changes in
currency
exchange
rates; and
public
sentiment
.. The
European
Union has
experienc
ed
increasin
g stress
for a
variety of
reasons,
including
economic
downturn
s in
various
member
countries.
In June
2016, the
United
Kingdom
voted to
withdraw
from the
European
Union,
and addi-
tional
members
could do
the same.
The
impact of
these
condition
s and
events is
not yet
known.
    The
U.S.
governme
nt and the
Federal
Reserve,
as well as
certain
foreign
governme
nts and
central
banks
have
taken
steps to
support
financial
markets,
including
by
keeping
interest
rates at
historicall
y low
levels.
This and
other
governme
nt
interventi
ons may
not work
as
intended,
particular
ly if the
efforts are
perceived
by
investors
as being
unlikely
to
achieve
the
desired
results.
The
Federal
Reserve
has
reduced
its market
support
activities
and has
begun
raising
interest
rates.
Certain
foreign
governme
nts and
central
banks are
implemen
ting or
discussin
g so-
called
negative
interest
rates
(e.g.,
charging
depositor
s who
keep their
cash at a
bank) to
spur
economic
growth.
Further
Federal
Reserve
or other
U.S. or
non-U.S.
governme
ntal or
central
bank
actions,
including
interest
rate
increases
or contrary
actions by
different
governmen
ts


could
negatively
affect
financial
markets
generally,
increase
market
volatility,
and
reduce the
value and
liquidity
of
securities
in which
the
portfolio
invests.
    Polic
y and
legislative
changes in
the United
States and
in other
countries
are
affecting
many
aspects of
financial
regulation
, and may
in some
instances
contribut
e to
decreased
liquidity
and
increased
volatility
in the
financial
markets.
The
impact of
these
changes
on the
markets,
and the
practical
implicatio
ns for
market
participan
ts, may
not be
fully
known
for some
time.
    Econ
omies
and
financial
markets
througho
ut the
world are
increasing
ly
interconne
cted.
Economic
, financial
or
political
events,
trading
and tariff
arrangem
ents,
terrorism,
natural
disasters
and other
circumsta
nces in
one
country or
region
could
have
profound
impacts
on global
economie
s or
markets.
As a
result,
whether
or not the
portfolio
invests in
securities
of issuers
located in
or with
significan
t
exposure
to the
countries
directly
affected,
the value
and
liquidity
of the
portfolio'
s
investme
nts may
be
negativel
y
affected.
    New
Portfolio
- The
portfolio
is newly
formed.
Investors
in the
portfolio
bear the
risk that
the
Investme
nt
Manager
may not
be
successfu
l in
implemen
ting its
investme
nt
strategy,
and may
not
employ a
successful
investmen
t strategy,
or that the
portfolio
may fail
to attract
sufficient
assets
under
managem
ent to
realize
economie
s of scale,
any of
which
could
result in
the
portfolio
being
liquidated
at any
time
without
sharehold
er
approval
and at a
time that
may not
be
favorable
for all
sharehold
ers.
    Passi
ve
Investme
nt -
Because
the sub-
adviser of
an under-
lying
portfolio
seeking to
track an
index
does not
select
individual
companie
s in the
index that
the
underlyin
g
portfolio
tracks,
the
underlyin
g
portfolio
may hold
securities
of
companie
s that
present
risks that
an
investme
nt adviser
researchi
ng
individual
securities
might
seek to
avoid.
    Prep
ayment
or Call -
Many
issuers
have a
right to
prepay
their fixed
income
securities.
Issuers
may be
more
likely to
prepay
their
securities
if interest
rates fall.
If this
happens,
the
portfolio
will not
benefit
from the
rise in the
market
price of
the
securities
that
normally
accompan
ies a
decline in
interest
rates and
will be
forced to
reinvest
prepayme
nt
proceeds
at a time
when
yields on
securities
available
in the
market
are lower
than the
yield on
prepaid
secu-
rities. The
portfolio
may also
lose any
premium
it paid on
prepaid
securities.
    Smal
l and
Medium
Capitaliz
ation
Compani
es - The
port-
folio will
be
exposed
to
additional
risks as a
result of
its invest-
ments in
the
securities
of small or
medium
capitalizat
ion
companie
s. Small
or
medium
capitaliza
tion
companie
s may be
more at
risk than
large
capitaliza
tion
companie
s because,
among
other
things,
they may
have
limited
product
lines,
operating
history,
market or
financial
resources,
or
because
they may
depend
on a
limited
managem
ent group.
The
prices of
securities
of small
and
medium
capitaliza
tion
companie
s
generally
are more
volatile
than those
of large
capitaliza
tion
companie
s and are
more
likely to
be
adversely
affected
than large
capitalizat
ion
companie
s by
changes
in
earnings
results
and
investor
expectati
ons or
poor
economic
or market
conditions
..
Securities
of small
and
medium
capitalizat
ion
companies
may
underperf
orm large
capitaliza
tion
companie
s, may be
harder to
sell at
times and
at prices
the
portfolio
managers
believe
appro-
priate and
may offer
greater
potential
for losses.


    Unde
rlying
Portfolios
- When
the
portfolio
invests its
assets in
various
underlyin
g
portfolios,
its ability
to achieve
its
investmen
t
objective
depends
largely on
the
performa
nce of the
underlyin
g
portfolios
in which
it invests.
Investing
in
underlyin
g
portfolios
subjects
the
portfolio
to the
risks of
investing
in the
underlyin
g
securities
or assets
held by
those
underlyin
g
portfolios
.. Each of
the
underlyin
g
portfolios
in which
the
portfolio
may
invest has
its own
investme
nt risks,
and those
risks can
affect the
value of
the
underlyin
g
portfolios
' shares
and
therefore
the value
of the
port-
folio's
investmen
ts. There
can be no
assurance
that the
investmen
t
objective
of any
underlyin
g
portfolio
will be
achieved.
To the
extent that
the
portfolio
invests
more of
its assets
in one
underlyin
g
portfolio
than in
another,
the
portfolio
will have
greater
exposure
to the risks
of that
underlyin
g
portfolio.
In
addition,
the
portfolio
will bear a
pro rata
portion of
the
operating
expenses
of the
underlyin
g
portfolios
in which
it invests.
The "List
and
Descripti
on of
Under-
lying
Portfolios
" section
of the
prospectu
s
identifies
certain
risks of
each
underlyin
g
portfolio.
    Valu
ation -
The sales
price the
portfolio
could
receive
for any
particular
portfolio
investmen
t may
differ
from the
portfolio'
s
valuation
of the
investme
nt,
particular
ly for
securities
that trade
in thin or
volatile
markets,
that are
priced
based
upon
valuation
s provided
by third-
party
pricing
services
that use
matrix or
evaluated
pricing
systems,
or that are
valued
using a
fair value
methodol
ogy.
Investors
who
purchase
or redeem
portfolio
shares on
days
when the
portfolio
is holding
fair-
valued
securities
may
receive
fewer or
more
shares or
lower or
higher
redemptio
n
proceeds
than they
would
have
received
if the
portfolio
had not
fair-
valued
securities
or had
used a
different
valuation
methodol
ogy. The
portfolio'
s ability
to value
its
investme
nts may
be
impacted
by
technolog
ical
issues
and/or
errors by
pricing
services
or other
third
party
service
providers.
Performa
nce: No
performa
nce is
shown for
the
portfolio.
Perfor-
mance
informati
on will
appear in
a future
version of
this
prospec-
tus once
the
portfolio
has a full
calendar
year of
performa
nce
informati
on to
report to
investors.
The
portfolio'
s primary
and
secondary
benchmar
ks are the
S&P
500(r) and
the
Transame
rica
60/40
Allocatio
n VP
Blended
Benchma
rk,
respective
ly. The
Transamer
ica 60/40
Allocation
VP
Blended
Benchmar
k is
composed
of the
following
benchmar
ks: 45%
S&P
500(r),
15%
MSCI
EAFE
NR Index
and 40%
Bloomber
g Barclays
USAggre
gate Bond
Index.
As with
all mutual
funds,
past
performa
nce
(before
and after
taxes) is
not a
prediction
of future
results.
Updated
performa
nce infor-
mation is
available
on our
website at
www.tran
samericas
eries
trust.com/
content/P
erformanc
e.aspx or
by calling
1-888-
233-4339.
Manage
ment:
Investment
Manager:
Transamer
ica Asset
Manageme
nt, Inc.
Portfolio
Managers:
Christophe
r A.
Staples,
CFA	Lead Portfolio Manager	since 2018


accounts
of
participati
ng life
insurance
companie
s. Please
refer to
the
correspon
ding
prospectu
s of the
policy or
annuity
contract
that you
have
chosen
for more
informati
on about
the terms
of the
offering.
The
portfolio
does not
have any
initial or
subseque
nt
investme
nt
minimum
s.
However,
your
insurance
company
may
impose
invest-
ment
minimum
s.
Tax
Informat
ion:
Distributi
ons made
by the
portfolio
to an
insurance
company
separate
account,
and
exchange
s and
redemp-
tions of
portfolio
shares
made by
the
separate
account,
ordinarily
do not
cause the
owners of
insurance
policies
and
annuity
contracts
invested
in the
separate
account
to
recognize
income or
gain for
federal
income
tax
purposes.
Please
refer to
the
correspon
ding
prospectu
s of the
policy or
annuity
contract
that you
have
chosen
for more
informati
on
regarding
the tax
conseque
nces of
your
investme
nt.
Payments
to
Broker-
Dealers
and
Other
Financial
Intermed
i- aries:
The
portfolio
is
generally
only
available
as an
underlyin
g
investme
nt option
for
separate
accounts
of
Transame
rica life
insurance
companie
s to fund
benefits
under
variable
life
insurance
policies
and
variable
annuity
contracts.
The
portfolio
and/or its
affiliates
may make
payments
to a
Transamer
ica
insurance
company
(or its
affiliates)
and to
broker-
dealers
and other
financial
inter-
mediaries
for the
sale of
variable
contracts
(and thus,
indirectly
, the
portfolio's
shares)
and
related
services.
These
payments
may
create a
conflict
of
interest
by
influenci
ng the
Transame
rica
insurance
company
or other
intermedi
ary to
recommen
d the
variable
contracts
that invest
in the
portfolio.
Ask your
salespers
on or visit
your
financial
intermedi
ary's
website
for more
informati
on.


K
a
n
e

C
o
t
t
o
n
,

C
F
A

A
s
s
o
c
i
a
t
e

P
o
r
t
f
o
l
i
o

M
a
n
a
g
e
r
S
e
a
n

S
e
r
r
e
l
l
,

C
F
A

A
s
s
o
c
i
a
t
e

P
o
r
t
f
o
l
i
o

M
a
n
a
g
e
r


s
i
n
c
e

2
0
1
8

s
i
n
c
e

2
0
1
8



Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity
contracts offered by the    separate






Investme
nt
Objective
: Seeks to
track the
investmen
t results
of an
index
composed
of large-
and mid-
capitalizat
ion
developed
market
equities,
excluding
the U.S.
and
Canada.
Fees and
Expenses
: This
table
describes
the fees
and
expenses
that you
may pay if
you buy
and hold
portfolio
shares,
but it does
not
reflect
any
charges
that are,
or may
be,
imposed
under
your
variable
life
insurance
policy or
variable
annuity
contract.
If such
charges
were
reflected,
fees
would be
higher.

Sharehold
er Fees
(fees paid
directly
from your
investmen
t)
 	Class:  Service
Maximum
sales
charge
(load)
imposed
on
purchases
(as a
percentage
of offering
price)	None Maximum deferred sales charge (load) (as a percentage of purchase
price or
redemptio
n
proceeds,
whichever
is lower)
None

Annual
Fund
Operating
Expenses
(expenses
that you
pay each
year as a
percentag
e of the
value of
your
investmen
t)
 	Class:  Initial  Service Management fees		0.11%   0.11%
 Distribution and service (12b-1) fees		0.00%   0.25%
Other
expenses	4.97%   4.97%
Total
annual
fund
operating
expenses	5.08%   5.33% Fee waiver and/or expense reimbursement1	4.90%   4.90%
Total
annual
fund
operating
expenses
after fee
waiver
and/or
expense
reimburse
ment	0.18%   0.43%
1
Contra
ctual
arrang
ement
s have
been
made
with
the
portfol
io's
invest
ment
manag
er,
Transa
merica
Asset
Manag
ement,
Inc.
("TA
M"),
throug
h May
1,
2019
to
waive
fees
and/or
reimb
urse
portfol
io
expens
es to
the
extent
that
the
total
annual
fund
operati
ng
expens
es
exceed
0.18%
for
Initial
Class
shares
and
0.43%
for
Servic
e Class
shares,
exclud
ing, as
applic
able,
acquir
ed
fund
fees
and
expens
es,
interes
t,
taxes,
broker
age
commi
ssions,
divide
nd and
interes
t
expens
es on
securit
ies
sold
short,
extrao
rdinar
y
expens
es and
other
expens
es not
incurr
ed in
the
ordina
ry
course
of the
portfoli
o's
busine
ss.
These
arrang
ement
s
cannot
be
termin
ated
prior
to
May 1,
2019
withou
t the
Board
of
Truste
es'
consen
t. TAM
is
permit
ted to
recapt
ure
amoun
ts
waived
and/or
reimb
ursed
to a
class
during
any of
the
previo
us 36
month
s if the
class'
total
annual
fund
operati
ng
expens
es have
fallen
to a
level
below
the
limits
describ
ed
above.
In no
case
will
TAM
recapt
ure
any
amoun
t that
would
result,
on any
particu
lar
busine
ss day
of the
portfol
io, in
the
class'
total
annual
fund
operati
ng
expens
es
exceed
ing the
applic
able
limits
descri
bed
above
or any
other
lower
limit
then in
effect.
Example
: This
Example
is
intended
to help
you
compare
the cost
of
investing
in the
portfolio
with the
cost of
investing
in other
mutual
funds.
    The
Example
assumes
that you
invest
$10,000
in the
portfolio
for the
time
periods
indicated
and then
redeem
all shares
at the end
of those
periods.
The
Example
also
assumes
that your
invest-
ment has
a 5%
return
each year
and that
the
portfolio's
operating
expenses
remain
the same.
The
Example
does not
reflect
charges
that are,
or may
be,
imposed
under
your
variable
life
insurance
policy or
variable
annuity
contract.
If such
charges
were
reflected,
costs
would be
higher.
Although
your
actual
costs may
be higher
or lower,
based on
these
assumptio
ns your
costs
would be:

 	1 year        3 years        5 years       10 years
Initial Class	$18	$1,083	$2,145	$4,794




 	1 year        3 years        5 years       10 years
Service
Class	$44	$1,155	$2,259	$4,986

Portfolio
Turnove
r: During
the period
beginning
May 1,
2017
through
Decembe
r 31,
2017, the
portfolio
turnover
rate for
the
portfolio
was
6.52% of
the
average
value of
its
portfolio.
Principal
Investme
nt
Strategie
s: Under
normal
circumsta
nces, the
portfolio
invests at
least 80%
of its net
assets,
plus the
amount
of any
borrowin
gs for
investme
nt
purposes,
in
securities
listed in
the
MSCI(r)
Europe,
Australasi
a, Far
East
(MSCI
EAFE)
Index
(the
"Index").
Under
normal
circumsta
nces,
however,
the
portfolio
intends to
invest
substantia
lly all of
its assets
in
securities
of
companie
s
included
in the
Index
(includin
g ADRs
and
Global
Depositar
y
Receipts
("GDRs")
) or in
other
investmen
ts in an
effort to
create a
portfolio
of
securities
with
generally
the same
risk and
return
characteri
stics of the
Index,
including
index
futures
contracts.
The
Index is
designed
to
represent
the
performa
nce of
approxi-
mately
1,000
large and
mid-cap
securities
across 21
develope
d
markets,
primarily
from
Europe,
Australia,
Asia and
the Far
East, and
covers
approxim
ately 85%
of the
free float-
adjusted
market
capitaliza
tion in
each of
the 21
countries.
The
Index,
which is
constructe
d and
maintaine
d by
MSCI
Inc., is
rebalance
d and
recon-
stituted
each
February,
May,
August
and
November
.. The
portfolio
will
concentra
te (invest
25% or
more of
the value
of its
assets) in
the
securities
of issuers
having
their
principal
business
activities
in the
same
industry
if the
Index is
also
concentra
ted in
such
industry.
The
portfolio's
sub-
adviser,
SSGA
Funds
Managem
ent, Inc.
(the "sub-
adviser"),
does not
sub-
advise the
portfolio
according
to
traditiona
l methods
of
"active"
investme
nt
managem
ent,
which
involve
the
buying
and
selling of
securities
based
upon
economic
, financial
and
market
analysis
and
investme
nt
judgment.
Instead,
the sub-
adviser
utilizes a
"passive"
or
"indexing
"
investme
nt
approach
seeking to
provide
investmen
t results
that,
before
expenses,
correspon
d
generally
to the
total
return of
the Index
by
employin
g a
sampling
strategy.
The sub-
adviser
seeks to
replicate
the
returns of
the Index
by
investing
in the
securities
of the
Index in
approxim
ately their
Index
weight.
However,
under
various
circumsta
nces, it
may not
be
possible
or
practicabl
e to
purchase
all of
those
securities
in those
weighting
s. In those
circumsta
nces, the
portfolio
may
purchase
a sample
of stocks
in the
Index in
proportio
ns
expected
to
replicate
generally
the
performa
nce of the
Index as a
whole. In
addition,
from time
to time,
stocks are
added to
or
removed
from the
Index.
The
portfolio
may sell
stocks
that are
represent
ed in the
Index, or
purchase
stocks
that are
not yet
represent
ed in the
Index, in
antici-
pation of
their
removal
from or
addition
to the
Index.
The sub-
adviser
may at
times
purchase
or sell
futures
contracts
in lieu of
investme
nt directly
in the
stocks
making
up the
Index.
The sub-
adviser
might do
so, for
example,
in order
to
increase
the
portfolio's
investme
nt
exposure
pending
investme
nt of cash
in the
stocks
comprisin
g the
Index.
Alternativ
ely, the
sub-
adviser
might use
futures to
reduce its
investme
nt
exposure
to the
Index in
situ-
ations
where it
intends to
sell a
portion of
the stocks
in the
portfolio





but the
sale has
not yet
been
complete
d. The
sub-
adviser
may also
enter into
forward
foreign
currency
exchange
contracts
in an
attempt to
match the
Index's
currency
exposures
..
Principal
Risks:
Risk is
inherent
in all
investing.
Many
factors
affect the
portfolio'
s
performa
nce. The
value of
your
investme
nt in the
portfolio,
as well as
the
amount
of return
you
receive
on your
investme
nt, may
fluctuate
significan
tly. You
may lose
part or all
of your
investme
nt in the
portfolio
or your
investme
nt may
not
perform
as well as
other
similar
investme
nts. The
following
is a
summary
descriptio
n of
principal
risks (in
alphabeti
cal order)
of
investing
in the
portfolio.
An
investme
nt in the
portfolio
is not a
bank
deposit
and is not
insured or
guarantee
d by the
Federal
Deposit
Insurance
Corporati
on or any
other
governme
nt agency.
You may
lose
money if
you
invest in
this
portfolio.
    Cou
nterpart
y - The
portfolio
will be
subject to
credit risk
(meaning
the risk of
adverse
changes in
an issuer's
real or
perceived
financial
strength)
with
respect to
counterpa
rties to
derivative
s,
repurchas
e
agreemen
ts and
other
financial
contracts
entered
into by
the
portfolio
or held by
special
purpose
or
structured
vehicles.
Adverse
changes to
counterpa
rties may
cause the
value of
financial
contracts
to go
down. If
a
counterpa
rty
becomes
bankrupt
or
otherwise
fails to
perform
its
obligation
s, the
value of
your
invest-
ment in
the
portfolio
may
decline.
    Curr
ency -
The value
of
investme
nts in
securities
denomi-
nated in
foreign
currencie
s
increases
or
decreases
as the
rates of
exchange
between
those
currencie
s and the
U.S.
dollar
change.
Currency
conversio
n costs
and
currency
fluctuatio
ns could
reduce or
eliminate
investmen
t gains or
add to
investmen
t losses.
Currency
exchange
rates can
be
volatile,
and are
affected
by factors
such as
general
economic
condition
s, the
actions of
the U.S.
and
foreign
governme
nts or
central
banks, the
impositio
n of
currency
controls,
and
speculatio
n.
    Depo
sitary
Receipts
-
Depositar
y receipts
may be
less liquid
than the
underlyin
g shares
in their
primary
trading
market.
Any
distributi
ons paid
to the
holders of
depositar
y receipts
are
usually
subject to
a fee
charged
by the
depositar
y.
Holders
of
depositar
y receipts
may have
limited
voting
rights,
and
investme
nt restric-
tions in
certain
countries
may
adversely
impact
the value
of deposi-
tary
receipts
because
such
restriction
s may
limit the
ability to
convert
equity
shares
into
depositar
y receipts
and vice
versa.
Such
restriction
s may
cause
equity
shares of
the
underlyin
g issuer
to trade at
a discount
or
premium
to the
market
price of
the
depositary
receipts.
    Deri
vatives -
Using
derivative
s exposes
the
portfolio
to addi-
tional
risks and
can
increase
portfolio
losses and
reduce
opportu-
nities for
gains
when
market
prices,
interest
rates,
currencie
s, or the
derivative
s
themselve
s, behave
in a way
not
anticipate
d by the
portfolio.
Using
derivative
s may
have a
leveragin
g effect,
increase
portfolio
volatility
and not
produce
the result
intended.
Certain
derivative
s have the
potential
for
unlimited
loss,
regardless
of the size
of the
initial
investme
nt.
Derivativ
es may be
difficult
to sell,
unwind
or value,
and the
counterpa
rty may
default on
its obliga-
tions to
the
portfolio.
Derivativ
es are
generally
subject to
the risks
applicable
to the
assets,
rates,
indices or
other
indicators
underlyin
g the
derivative
.. The
value of a
derivative
may
fluctuate
more
than, or
otherwise
not
correlate
well with,
the
underlyin
g assets,
rates,
indices or
other
indicators
to which
it relates.
Use of
derivative
s


may have
different
tax
conseque
nces for
the
portfolio
than an
investme
nt in the
underlyin
g
security,
and those
difference
s may
affect the
amount,
timing
and
character
of income
distribute
d to
sharehold
ers. The
U.S.
governme
nt and
foreign
governme
nts are in
the
process of
adopting
and
implemen
ting
regulation
s
governing
derivative
s markets,
including
mandator
y clearing
of certain
deriva-
tives,
margin
and
reporting
requireme
nts. The
ultimate
impact of
the
regulation
s remains
unclear.
Additiona
l
regulation
of deriva-
tives may
make
derivative
s more
costly,
limit their
availabilit
y or
utility,
otherwise
adversely
affect
their
performa
nce, or
disrupt
markets.
For
additional
informati
on
regarding
derivative
s, see
"More on
Risks of
Investing
in the
Portfolio
-More
on
Principal
Risks:
Derivativ
es" in this
prospectu
s. In
addition,
the SEC
has
proposed
a new
rule that
would
change
the
regulation
of the use
of
derivative
s by
registered
investme
nt
companie
s, such as
the
portfolio.
If the
proposed
rule, or a
different
rule,
takes
effect, it
could
limit the
ability of
the
portfolio
to invest
in
derivative
s.
    Eme
rging
Markets
-
Investme
nts in the
securities
of issuers
located in
or
principall
y doing
business
in
emerging
markets
are
subject to
heightene
d foreign
investme
nts risks.
Emerging
market
countries
tend to
have
economic
, political
and legal
systems
that are
less fully
develope
d and are
less
stable
than
those of
more
developed
countries.
Emerging
market
securities
are often
particu-
larly
sensitive
to market
movemen
ts
because
their
market
prices
tend to
reflect
speculativ
e
expectatio
ns. Low
trading
volumes
may
result in a
lack of
liquidity
and in
extreme
price
volatility.
    Equi
ty
Securitie
s - Equity
securities
represent
an
ownership
interest in
an issuer,
rank
junior in
a
company'
s capital
structure
and
conseque
ntly may
entail
greater
risk of
loss than
debt
securi-
ties.
Equity
securities
include
common
and
preferred
stocks.
Stock
markets
are
volatile.
Equity
securities
may have
greater
price
volatility
than other
asset
classes,
such as
fixed
income
securities,
and
fluctuate
based on
changes
in a
company'
s financial
condition
and
overall
market
and
economic
condition
s. If the
market
prices of
the equity
securities
owned by
the
portfolio
fall, the
value of
your
investmen
t in the
portfolio
will
decline. If
the
portfolio
holds
equity
securities
in a
company
that
becomes
insolvent,
the port-
folio's
interests
in the
company
will rank
junior in
priority to
the
interests
of
debtholde
rs and
general
creditors
of the
company.
    Forei
gn
Investme
nts -
Investing
in
securities
of foreign
issuers or
issuers
with
significan
t
exposure
to foreign
markets
involves
additional
risk.
Foreign
countries
in which
the
portfolio
may
invest
may have
markets
that are
less
liquid,
less
regulated
and more
volatile
than U.S.
markets.
The value
of the
portfolio's
investmen
ts may
decline
because
of factors
affecting
the
particular
issuer as
well as
foreign
markets
and
issuers
generally,
such as
unfavorab
le or
unsuccess
ful
governme
nt
actions,
reduction
of
governme
nt or
central
bank
support,
political
or
financial
instability
or other
adverse
economic
or
political
developm
ents. Lack
of
informati
on and
weaker
accountin
g
standards
also may
affect the
value of
these
securities.
    Inde
x Fund -
While the
portfolio
seeks to
track the
perfor-
mance of
the MSCI
EAFE
Index
(i.e.,
achieve a
high
degree of
correlatio
n with the
index),
the
portfolio's
return
may not
match the
return of
the index.
The
portfolio
incurs a
number of
operating
expenses
not
applicabl
e to the
index,
and
incurs
costs in
buying
and
selling
securities.
In
addition,
the
portfolio
may not
be fully
invested
at times,
generally
as a result
of cash
flows into
or out of


the
portfolio
or
reserves
of cash
held by
the
portfolio
to meet
redemptio
ns. The
portfolio
may
attempt to
replicate
the index
return by
investing
in fewer
than all of
the
securities
in the
index, or
in some
securities
not
included
in the
index,
potentiall
y increas-
ing the
risk of
divergenc
e between
the
portfolio's
return
and that
of the
index.
    Indu
stry
Concentr
ation -
The
portfolio
will
concentra
te its
investme
nts in
issuers of
one or
more
particular
industries
to the
same
extent
that its
underlyin
g index is
so
concentra
ted and to
the extent
permitted
by
applicable
regulator
y
guidance.
Concentr
ation in a
particular
industry
subjects
the
portfolio
to the
risks
associate
d with
that
industry.
As a
result, the
portfolio
may be
subject to
greater
price
volatility
and risk
of loss as
a result of
adverse
economic
, business
or other
developm
ents
affecting
that
industry
than
portfolios
investing
in a
broader
range of
industries
..
    Larg
e
Capitaliz
ation
Compani
es - The
portfolio's
invest-
ments in
large
capitaliza
tion
companie
s may
underperf
orm other
segments
of the
market
because
they may
be less
responsiv
e to
competiti
ve
challenge
s and
opportuni
ties and
unable to
attain
high
growth
rates
during
periods of
economic
expansion
.. As a
result, the
portfolio's
value
may not
rise as
much as,
or may
fall more
than, the
value of
portfolios
that focus
on
companie
s with
smaller
market
capitaliza
tions.
    Lega
l and
Regulato
ry - Legal
and
regulator
y changes
could
occur that
may
adversely
affect the
portfolio,
its
investme
nts, and
its ability
to pursue
its
investme
nt
strategies
and/or
increase
the costs
of
implemen
ting such
strategies.
New or
revised
laws or
regulation
s may be
imposed
by the
U.S.
Securities
and
Exchange
Commissi
on, the
U.S.
Commodi
ty Futures
Trading
Commissi
on, the
Internal
Revenue
Service,
the U.S.
Federal
Reserve
or other
governme
ntal
regulator
y
authoritie
s or self-
regulator
y
organiza-
tions that
could
adversely
affect the
portfolio.
The
portfolio
also may
be
adversely
affected
by
changes
in the
enforcem
ent or
inter-
pretation
of existing
statutes
and rules
by
governme
ntal
regulator
y
authoritie
s or self-
regulator
y
organizati
ons.
    Liqu
idity -
The
portfolio
may
make
investme
nts that
are
illiquid or
that
become
illiquid
after
purchase.
Investme
nts may
become
illiquid
due to the
lack of an
active
market, a
reduced
number
of
traditiona
l market
participan
ts, or
reduced
capacity
of
traditiona
l market
participan
ts to make
a market
in
securities.
The
liquidity
and value
of
investmen
ts can
deteriorat
e rapidly
and those
investmen
ts may be
difficult
or
impossibl
e for the
portfolio
to sell,
particular
ly during
times of
market
turmoil.
Illiquid
investme
nts can be
difficult
to value.
Markets
may
become
illiquid
when, for
instance,
there are
few, if
any,
interested
buyers or
sellers or
when
dealers
are
unwilling
to make a
market
for
certain
securities.
As a
general
matter,
dealers
recently
have been
less
willing to
make
markets
for fixed
income
securities.
If the
portfolio
is forced
to sell an
illiquid
investme
nt to meet
redemptio
n requests
or other
cash
needs, the
portfolio
may be
forced to
sell at a
loss. The
portfolio
may not
receive
its
proceeds
from the
sale of
securities
for an
extended
period
(for
example,
several
weeks or
even
longer).
    Man
agement
- The
portfolio
is subject
to the risk
that the
investme
nt
manager's
or sub-
adviser's
judgment
s and
decisions
may be
incorrect
or
otherwise
may not
produce
the
desired
results.
The value
of your
investme
nt may
decrease
if the
investme
nt
manager's
or sub-
adviser's
judgment
about the
quality,
relative
yield or
value of,
or market
trends
affecting,
a
particular
security


or issuer,
industry,
sector,
region or
market
segment,
or about
the
economy
or interest
rates, is
incorrect.
The
portfolio
may also
suffer
losses if
there are
imperfect
ions,
errors or
limitation
s in the
quantitati
ve,
analytic
or other
tools,
resources,
informati
on and
data used,
or the
analyses
employed
or relied
on, by the
investmen
t manager
or sub-
adviser,
or if the
investme
nt
manager's
or sub-
adviser's
investme
nt style is
out of
favor or
otherwise
fails to
produce
the
desired
results.
The
portfolio's
investme
nt
strategies
designed
by the
investme
nt
manager
or sub-
adviser
may not
work as
intended.
In
addition,
the
portfolio's
investme
nt
strategies
or
policies
may
change
from time
to time.
Those
changes
may not
lead to
the
results
intended
by the
investme
nt
manager
or sub-
adviser
and could
have an
adverse
effect on
the value
or perfor-
mance of
the
portfolio.
Any of
these
things
could
cause the
portfolio
to lose
value or
its results
to lag
relevant
benchmar
ks or
other
funds
with
similar
objectives
..
    Mar
ket - The
value of
the
portfolio'
s
securities
may go
up or
down,
sometime
s rapidly
or
unpredicta
bly, due to
general
market
condition
s, such as
real or
perceived
adverse
economic
or
political
condition
s,
inflation,
changes
in interest
rates or
currency
rates, lack
of
liquidity
in the
markets
or
adverse
investor
sentiment
.. Adverse
market
condition
s may be
prolonged
and may
not have
the same
impact on
all types
of
securities.
The value
of
securities
also may
go down
due to
events or
condition
s that
affect
particular
sectors,
industries
or issuers.
If the
value of
the
securities
owned by
the
portfolio
fall, the
value of
your
investme
nt will go
down.
The
portfolio
may
experienc
e a
substantia
l or
complete
loss on
any
individual
security.
    In
the past
decade,
financial
markets
througho
ut the
world
have
experience
d
increased
volatility,
depressed
valuations,
decreased
liquidity
and
heightene
d
uncertaint
y.
Governm
ental and
non-
governme
ntal
issuers
have
defaulted
on, or
been
forced to
restruc-
ture, their
debts.
These
market
condition
s may
continue,
worsen or
spread.
Events
that have
contribute
d to these
market
condition
s include,
but are
not
limited to,
major
cybersecu
rity
events;
geopo-
litical
events
(includin
g wars
and terror
attacks);
measures
to address
budget
deficits;
downgrad
ing of
sovereign
debt;
declines
in oil and
commodit
y prices;
dramatic
changes in
currency
exchange
rates; and
public
sentiment
.. The
European
Union has
experienc
ed
increasin
g stress
for a
variety of
reasons,
including
economic
downturn
s in
various
member
countries.
In June
2016, the
United
Kingdom
voted to
withdraw
from the
European
Union,
and addi-
tional
members
could do
the same.
The
impact of
these
condition
s and
events is
not yet
known.
    The
U.S.
governme
nt and the
Federal
Reserve,
as well as
certain
foreign
governme
nts and
central
banks
have
taken
steps to
support
financial
markets,
including
by
keeping
interest
rates at
historicall
y low
levels.
This and
other
governme
nt
interventi
ons may
not work
as
intended,
particular
ly if the
efforts are
perceived
by
investors
as being
unlikely
to
achieve
the
desired
results.
The
Federal
Reserve
has
reduced
its market
support
activities
and has
begun
raising
interest
rates.
Certain
foreign
governme
nts and
central
banks are
implemen
ting or
discussin
g so-
called
negative
interest
rates
(e.g.,
charging
depositor
s who
keep their
cash at a
bank) to
spur
economic
growth.
Further
Federal
Reserve
or other
U.S. or
non-U.S.
governme
ntal or
central
bank
actions,
including
interest
rate
increases
or
contrary
actions by
different
governme
nts


could
negatively
affect
financial
markets
generally,
increase
market
volatility,
and
reduce the
value and
liquidity
of
securities
in which
the
portfolio
invests.
    Polic
y and
legislative
changes in
the United
States and
in other
countries
are
affecting
many
aspects of
financial
regulation
, and may
in some
instances
contribut
e to
decreased
liquidity
and
increased
volatility
in the
financial
markets.
The
impact of
these
changes
on the
markets,
and the
practical
implicatio
ns for
market
participan
ts, may
not be
fully
known
for some
time.
    Econ
omies
and
financial
markets
througho
ut the
world are
increasing
ly
interconne
cted.
Economic
, financial
or
political
events,
trading
and tariff
arrangem
ents,
terrorism,
natural
disasters
and other
circumsta
nces in
one
country or
region
could
have
profound
impacts
on global
economie
s or
markets.
As a
result,
whether
or not the
portfolio
invests in
securities
of issuers
located in
or with
significan
t
exposure
to the
countries
directly
affected,
the value
and
liquidity
of the
portfolio'
s
investme
nts may
be
negativel
y
affected.
    New
Portfolio
- The
portfolio
is newly
formed.
Investors
in the
portfolio
bear the
risk that
the sub-
adviser
may not
be
success-
ful in
implemen
ting its
investme
nt
strategy,
and may
not
employ a
successfu
l
investme
nt
strategy,
or that the
portfolio
may fail
to attract
sufficient
assets
under
managem
ent to
realize
economie
s of scale,
any of
which
could
result in
the
portfolio
being
liquidated
at any
time
without
sharehold
er
approval
and at a
time that
may not
be
favorable
for all
sharehold
ers.
Further, a
portfolio
initially
seeded
with
assets
below a
certain
threshold
may
realize
signifi-
cant
tracking
error
relative to
the
portfolio's
underlyin
g index
due to the
initial
seeding
amount
and such
tracking
error will
be
reflected
in the
portfolio's
performa
nce.
    Passi
ve
Strategy/
Index -
The
portfolio
is
managed
with a
passive
investme
nt
strategy,
attemptin
g to track
the
performa
nce of an
unmanag
ed index
of
securities,
regardless
of the
current or
projected
performa
nce of the
Index or
of the
actual
securities
comprisin
g the
Index.
This
differs
from an
actively-
managed
fund,
which
typically
seeks to
outperfor
m a
benchmar
k index.
As a
result, the
portfolio's
performa
nce may
be less
favorable
than that
of a
portfolio
managed
using an
active
investme
nt
strategy.
The
structure
and
compositi
on of the
Index will
affect the
performa
nce,
volatility,
and risk of
the Index
and,
consequen
tly, the
performan
ce,
volatility,
and risk
of the
portfolio.
    Smal
l and
Medium
Capitaliz
ation
Compani
es - The
port-
folio will
be
exposed
to
additional
risks as a
result of
its invest-
ments in
the
securities
of small or
medium
capitalizat
ion
companie
s. Small
or
medium
capitaliza
tion
companie
s may be
more at
risk than
large
capitaliza
tion
companie
s because,
among
other
things,
they may
have
limited
product
lines,
operating
history,
market or
financial
resources,
or
because
they may
depend
on a
limited
managem
ent group.
The
prices of
securities
of small
and
medium
capitaliza
tion
companie
s
generally
are more
volatile
than those
of large
capitaliza
tion
companie
s and are
more
likely to
be
adversely
affected
than large
capitalizat
ion
companie
s by
changes
in
earnings
results
and
investor
expectati
ons or
poor
economic
or market
conditions
..
Securities
of small
and
medium
capitalizat
ion
companies
may
underperf
orm large
capitaliza
tion
companie
s, may be
harder to
sell at
times and
at prices
the
portfolio
managers
believe
appro-
priate and
may offer
greater
potential
for losses.


Valu
ation -
The sales
price the
portfolio
could
receive
for any
particular
portfolio
investmen
t may
differ
from the
portfolio'
s
valuation
of the
investme
nt,
particular
ly for
securities
that trade
in thin or
volatile
markets,
that are
priced
based
upon
valuation
s provided
by third-
party
pricing
services
that use
matrix or
evaluated
pricing
systems,
or that are
valued
using a
fair value
methodol
ogy.
Investors
who
purchase
or redeem
portfolio
shares on
days
when the
portfolio
is holding
fair-
valued
securities
may
receive
fewer or
more
shares or
lower or
higher
redemptio
n
proceeds
than they
would
have
received
if the
portfolio
had not
fair-
valued
securities
or had
used a
different
valuation
methodol
ogy. The
portfolio'
s ability
to value
its
investme
nts may
be
impacted
by
technolog
ical
issues
and/or
errors by
pricing
services
or other
third
party
service
providers.
Performa
nce: No
performa
nce is
shown for
the
portfolio.
Perfor-
mance
informati
on will
appear in
a future
version of
this
prospec-
tus once
the
portfolio
has a full
calendar
year of
performa
nce
informati
on to
report to
investors.
The
portfolio's
primary
bench-
mark is
the MSCI
EAFE
Index.
As with
all mutual
funds,
past
performa
nce
(before
and after
taxes) is
not a
prediction
of future
results.
Updated
performa
nce infor-
mation is
available
on our
website at
www.tran
samericas
eries
trust.com/
content/P
erformanc
e.aspx or
by calling
1-888-
233-4339.
Manage
ment:
Investment
Manager:
Transamer
ica Asset
Manageme
nt, Inc.
Sub-
Adviser:
SSGA
Funds
Manageme
nt, Inc.
Portfolio
Managers:

Keith
Richardso
n	Portfolio Manager	since 2017 Michael Feehily,
CFA	Portfolio Manager	s
ince 2017  Dwayne Hancock, CFA	Portfolio Manager	since 2017
Purchase
and Sale
of
Portfolio
Shares:
Shares of
the
portfolio
may only
be
purchased
or
redeemed
through
variable
life
insurance
policies
and
variable
annuity
contracts
offered
by the
separate
accounts
of
participati
ng life
insurance
companie
s. Please
refer to
the
correspon
ding
prospectu
s of the
policy or
annuity
contract
that you
have
chosen
for more
informati
on about
the terms
of the
offering.
Shares of
the
portfolio
may also
be sold to
the asset
allocation
portfolios
and to
other
funds of
funds.
The
portfolio
does not
have any
initial or
subseque
nt
investme
nt
minimum
s.
However,
your
insurance
company
may
impose
invest-
ment
minimum
s.
The
portfolio
will not
be
charged
and does
not intend
to pay
any 12b-1
fees on
Initial
Class
shares
through
May 1,
2018.
The
maximum
12b-1 fee
on Initial
Class
shares is
0.15%.
The
portfolio
reserves
the right
to pay
such fees
after that
date.
Tax
Informat
ion:
Distributi
ons made
by the
portfolio
to an
insurance
company
separate
account,
and
exchange
s and
redemp-
tions of
portfolio
shares
made by
the
separate
account,
ordinarily
do not
cause the
owners of
insurance
policies
and
annuity
contracts
invested
in the
separate
account
to
recognize
income or
gain for
federal
income
tax
purposes.
Please
refer to
the
correspon
ding
prospectu
s of the
policy or
annuity
contract
that you
have
chosen
for more
informati
on
regarding
the tax
conseque
nces of
your
investme
nt.


Payments to Broker-Dealers and Other Financial Intermedi-aries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial inter-mediaries for the sale of variable contracts (and thus, indirectly, the portfolio's shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary's website for more information.






Investme
nt
Objectiv
e: Seeks
to provide
investme
nt results
that,
before
expenses,
correspon
d
generally
to the
price and
yield per-
formance
of the
S&P
500(r)
Index.
Fees and
Expenses
: This
table
describes
the fees
and
expenses
that you
may pay if
you buy
and hold
portfolio
shares,
but it does
not
reflect
any
charges
that are,
or may
be,
imposed
under
your
variable
life
insurance
policy or
variable
annuity
contract.
If such
charges
were
reflected,
fees
would be
higher.

Sharehold
er Fees
(fees paid
directly
from your
investmen
t)
 	Class:  Service
Maximum
sales
charge
(load)
imposed
on
purchases
(as a
percentage
of offering
price)	None Maximum deferred sales charge (load) (as a percentage of purchase
price or
redemptio
n
proceeds,
whichever
is lower)
None

Annual
Fund
Operating
Expenses
(expenses
that you
pay each
year as a
percentag
e of the
value of
your
investmen
t)
 	Class:  Initial  Service Management fees		0.08%   0.08%
Distribution and service (12b-1) fees		0.00%   0.25%
Other
expenses	0.70%   0.70%
Total
annual
fund
operating
expenses	0.78%   1.03% Fee waiver and/or expense reimbursement1	0.64%   0.64%
Total
annual
fund
operating
expenses
after fee
waiver
and/or
expense
reimburse
ment	0.14%   0.39%
1
Contra
ctual
arrang
ement
s have
been
made
with
the
portfol
io's
invest
ment
manag
er,
Transa
merica
Asset
Manag
ement,
Inc.
("TA
M"),
throug
h May
1,
2019
to
waive
fees
and/or
reimb
urse
portfol
io
expens
es to
the
extent
that
the
total
annual
fund
operati
ng
expens
es
exceed
0.14%
for
Initial
Class
shares
and
0.39%
for
Servic
e Class
shares,
exclud
ing, as
applic
able,
acquir
ed
fund
fees
and
expens
es,
interes
t,
taxes,
broker
age
commi
ssions,
divide
nd and
interes
t
expens
es on
securit
ies
sold
short,
extrao
rdinar
y
expens
es and
other
expens
es not
incurr
ed in
the
ordina
ry
course
of the
portfoli
o's
busine
ss.
These
arrang
ement
s
cannot
be
termin
ated
prior
to
May 1,
2019
withou
t the
Board
of
Truste
es'
consen
t. TAM
is
permit
ted to
recapt
ure
amoun
ts
waived
and/or
reimb
ursed
to a
class
during
any of
the
previo
us 36
month
s if the
class'
total
annual
fund
operati
ng
expens
es have
fallen
to a
level
below
the
limits
describ
ed
above.
In no
case
will
TAM
recapt
ure
any
amoun
t that
would
result,
on any
particu
lar
busine
ss day
of the
portfol
io, in
the
class'
total
annual
fund
operati
ng
expens
es
exceed
ing the
applic
able
limits
descri
bed
above
or any
other
lower
limit
then in
effect.
Example
: This
Example
is
intended
to help
you
compare
the cost
of
investing
in the
portfolio
with the
cost of
investing
in other
mutual
funds.
    The
Example
assumes
that you
invest
$10,000
in the
portfolio
for the
time
periods
indicated
and then
redeem
all shares
at the end
of those
periods.
The
Example
also
assumes
that your
invest-
ment has
a 5%
return
each year
and that
the
portfolio's
operating
expenses
remain
the same.
The
Example
does not
reflect
charges
that are,
or may
be,
imposed
under
your
variable
life
insurance
policy or
variable
annuity
contract.
If such
charges
were
reflected,
costs
would be
higher.
Although
your
actual
costs may
be higher
or lower,
based on
these
assumptio
ns your
costs
would be:

 	1 year        3 years        5 years       10 years
Initial Class	$14	$185	$370	$906




 	1 year        3 years        5 years       10 years
Service
Class	$40	$264	$506	$1,201

Portfolio
Turnove
r: During
the period
beginning
May 1,
2017
through
Decembe
r 31,
2017, the
portfolio
turnover
rate for
the
portfolio
was
4.21% of
the
average
value of
its
portfolio.
Principal
Investme
nt
Strategie
s: Under
normal
circumsta
nces, the
portfolio
invests at
least 80%
of its net
assets,
plus the
amount
of any
borrowin
gs for
investme
nt
purposes,
in
securities
listed in
the S&P
500(r)
Index (the
"Index")1
.. Under
normal
circumsta
nces,
however,
the
portfolio
intends to
invest
substantia
lly all of
its assets
in
securities
of
companie
s included
in the
Index and
close
substi-
tutes,
including
index
futures
contracts.
The Index
is a well-
known
stock
market
index that
includes
common
stocks of
approxim
ately 500
companie
s from all
major
industries
representi
ng a
significan
t portion
of the
market
value of
all
common
stocks
publicly
traded in
the
United
States.
Stocks in
the Index
are
weighted
according
to their
float
adjusted
capitaliza
tions. The
Index,
which is
con-
structed
and
maintaine
d by S&P
Dow
Jones
Indices
LLC, is
rebal-
anced
each
March,
June,
Septembe
r and
Decembe
r, and is
recon-
stituted
on an as
needed
basis and
on pre-
determine
d dates as
constitue
nts
change in
size. The
portfolio
will
concentra
te (invest
25% or
more of
the value
of its
assets) in
the
securities
of issuers
having
their
principal
business
activities
in the
same
industry
if the
Index is
also
concentra
ted in
such
industry.
The
portfolio's
sub-
adviser,
SSGA
Funds
Managem
ent, Inc.
(the "sub-
adviser"),
does not
sub-
advise the
portfolio
according
to
traditiona
l methods
of
"active"
investme
nt
managem
ent,
which
involve
the
buying
and
selling of
securities
based
upon
economic
, financial
and
market
analysis
and
investme
nt
judgment.
Instead,
the sub-
adviser
utilizes a
"passive"
or
"indexing
"
investme
nt
approach,
seeking
to
provide
investme
nt results
that,
before
expenses,
correspon
d
generally
to the
total
return
performa
nce of the
Index by
employin
g a
sampling
strategy.
The sub-
adviser
seeks to
replicate
the
returns of
the Index
by
investing
in the
securities
of the
Index in
approxim
ately their
Index
weight.
However,
under
various
circumsta
nces, it
may not
be
possible
or
practicabl
e to
purchase
all of
those
securities
in those
weighting
s. In those
circumsta
nces, the
portfolio
may
purchase
a sample
of stocks
in the
Index in
proportio
ns
expected
to
replicate
generally
the
performa
nce of the
Index as a
whole. In
addition,
from time
to time,
stocks are
added to
or
removed
from the
Index.
The
portfolio
may sell
stocks
that are
represent
ed in the
Index, or
purchase
stocks
that are
not yet
represent
ed in the
Index, in
antici-
pation of
their
removal
from or
addition
to the
Index.
The sub-
adviser
may at
times
purchase
or sell
futures
contracts
in lieu of
investme
nt directly
in the
stocks
making
up the
Index.
The sub-
adviser
might do
so, for
example,
in order
to
increase
the
portfolio's
investme
nt
exposure
pending
investme
nt of cash
in the
stocks
comprisin
g the
Index.
Alternativ
ely, the
sub-
adviser
might use
futures to
reduce its
investme
nt
exposure
to the
Index in
situ-
ations
where it
intends to
sell a
portion of
the stocks
in the
portfolio
but the
sale has
not yet
been
complete
d.





1   Standard
&
Poor's
does
not
sponso
r the
portfol
io, nor
is it
affiliat
ed in
any
way
with
the
portfol
io or
the
portfol
io's
advise
rs.
"Stand
ard &
Poor's(r)
,"
"S&P(r)
,"
"S&P
500(r),"
and
"Stand
ard &
Poor's
500(r)"
are
tradem
arks of
McGra
w-Hill,
Inc.
The
portfol
io is
not
sponso
red,
endors
ed,
sold or
promo
ted by
Standa
rd &
Poor's
and
Standa
rd &
Poor's
makes
no
repres
entatio
n or
warran
ty,
expres
s or
implie
d,
regard
ing the
advisa
bility
of
investi
ng in
the
portfol
io.
Principal
Risks:
Risk is
inherent
in all
investing.
Many
factors
affect the
portfolio'
s
performa
nce. The
value of
your
investme
nt in the
portfolio,
as well as
the
amount
of return
you
receive
on your
investme
nt, may
fluctuate
significan
tly. You
may lose
part or all
of your
investme
nt in the
portfolio
or your
investme
nt may
not
perform
as well as
other
similar
investme
nts. The
following
is a
summary
descriptio
n of
principal
risks (in
alphabeti
cal order)
of
investing
in the
portfolio.
An
investme
nt in the
portfolio
is not a
bank
deposit
and is not
insured or
guarantee
d by the
Federal
Deposit
Insurance
Corporati
on or any
other
governme
nt agency.
You may
lose
money if
you
invest in
this
portfolio.
    Cou
nterpart
y - The
portfolio
will be
subject to
credit risk
(meaning
the risk of
adverse
changes in
an issuer's
real or
perceived
financial
strength)
with
respect to
counterpa
rties to
derivative
s,
repurchas
e
agreemen
ts and
other
financial
contracts
entered
into by
the
portfolio
or held by
special
purpose
or
structured
vehicles.
Adverse
changes to
counterpa
rties may
cause the
value of
financial
contracts
to go
down. If
a
counterpa
rty
becomes
bankrupt
or
otherwise
fails to
perform
its
obligation
s, the
value of
your
invest-
ment in
the
portfolio
may
decline.
    Deri
vatives -
Using
derivative
s exposes
the
portfolio
to addi-
tional
risks and
can
increase
portfolio
losses and
reduce
opportu-
nities for
gains
when
market
prices,
interest
rates,
currencie
s, or the
derivative
s
themselve
s, behave
in a way
not
anticipate
d by the
portfolio.
Using
derivative
s may
have a
leveragin
g effect,
increase
portfolio
volatility
and not
produce
the result
intended.
Certain
derivative
s have the
potential
for
unlimited
loss,
regardless
of the size
of the
initial
investme
nt.
Derivativ
es may be
difficult
to sell,
unwind
or value,
and the
counterpa
rty may
default on
its obliga-
tions to
the
portfolio.
Derivativ
es are
generally
subject to
the risks
applicable
to the
assets,
rates,
indices or
other
indicators
underlyin
g the
derivative
.. The
value of a
derivative
may
fluctuate
more
than, or
otherwise
not
correlate
well with,
the
underlyin
g assets,
rates,
indices or
other
indicators
to which
it relates.
Use of
derivative
s may
have
different
tax
conseque
nces for
the
portfolio
than an
investme
nt in the
underlyin
g
security,
and those
difference
s may
affect the
amount,
timing
and
character
of income
distribute
d to
sharehold
ers. The
U.S.
governme
nt and
foreign
governme
nts are in
the
process of
adopting
and
implemen
ting
regulation
s
governing
derivative
s markets,
including
mandator
y clearing
of certain
deriva-
tives,
margin
and
reporting
requireme
nts. The
ultimate
impact of
the
regulation
s remains
unclear.
Additiona
l
regulation
of deriva-
tives may
make
derivative
s more
costly,
limit their
availabilit
y or
utility,
otherwise
adversely
affect
their
performa
nce, or
disrupt
markets.
For
additional
informati
on
regarding
derivative
s, see
"More on
Risks of
Investing
in the
Portfolio
-More
on
Principal
Risks:
Derivativ
es" in this
prospectu
s. In
addition,
the SEC
has
proposed
a new
rule that
would
change
the
regulation
of the use
of
derivative
s by
registered
investme
nt
companie
s, such as
the
portfolio.
If the
proposed
rule, or a
different
rule,
takes
effect, it
could
limit the
ability of
the
portfolio
to invest
in
derivative
s.


Equi
ty
Securitie
s - Equity
securities
represent
an
ownership
interest in
an issuer,
rank
junior in
a
company'
s capital
structure
and
conseque
ntly may
entail
greater
risk of
loss than
debt
securi-
ties.
Equity
securities
include
common
and
preferred
stocks.
Stock
markets
are
volatile.
Equity
securities
may have
greater
price
volatility
than other
asset
classes,
such as
fixed
income
securities,
and
fluctuate
based on
changes
in a
company'
s financial
condition
and
overall
market
and
economic
condition
s. If the
market
prices of
the equity
securities
owned by
the
portfolio
fall, the
value of
your
investmen
t in the
portfolio
will
decline. If
the
portfolio
holds
equity
securities
in a
company
that
becomes
insolvent,
the port-
folio's
interests
in the
company
will rank
junior in
priority to
the
interests
of
debtholde
rs and
general
creditors
of the
company.
    Inde
x Fund -
While the
portfolio
seeks to
track the
perfor-
mance of
the S&P
500(r) (i.e.,
achieve a
high
degree of
correlatio
n with the
index),
the
portfolio's
return
may not
match the
return of
the index.
The
portfolio
incurs a
number of
operating
expenses
not
applicabl
e to the
index,
and
incurs
costs in
buying
and
selling
securities.
In
addition,
the
portfolio
may not
be fully
invested
at times,
generally
as a result
of cash
flows into
or out of
the
portfolio
or
reserves
of cash
held by
the
portfolio
to meet
redemptio
ns. The
portfolio
may
attempt to
replicate
the index
return by
investing
in fewer
than all of
the
securities
in the
index, or
in some
securities
not
included
in the
index,
potentiall
y
increasin
g the risk
of diver-
gence
between
the
portfolio's
return
and that
of the
index.
    Indu
stry
Concentr
ation -
The
portfolio
will
concentra
te its
investme
nts in
issuers of
one or
more
particular
industries
to the
same
extent
that its
underlyin
g index is
so
concentra
ted and to
the extent
permitted
by
applicable
regulator
y
guidance.
Concentr
ation in a
particular
industry
subjects
the
portfolio
to the
risks
associate
d with
that
industry.
As a
result, the
portfolio
may be
subject to
greater
price
volatility
and risk
of loss as
a result of
adverse
economic
, business
or other
developm
ents
affecting
that
industry
than
portfolios
investing
in a
broader
range of
industries
..
    Larg
e
Capitaliz
ation
Compani
es - The
portfolio's
invest-
ments in
large
capitaliza
tion
companie
s may
underperf
orm other
segments
of the
market
because
they may
be less
responsiv
e to
competiti
ve
challenge
s and
opportuni
ties and
unable to
attain
high
growth
rates
during
periods of
economic
expansion
.. As a
result, the
portfolio's
value
may not
rise as
much as,
or may
fall more
than, the
value of
portfolios
that focus
on
companie
s with
smaller
market
capitaliza
tions.
    Lega
l and
Regulato
ry - Legal
and
regulator
y changes
could
occur that
may
adversely
affect the
portfolio,
its
investme
nts, and
its ability
to pursue
its
investme
nt
strategies
and/or
increase
the costs
of
implemen
ting such
strategies.
New or
revised
laws or
regulation
s may be
imposed
by the
U.S.
Securities
and
Exchange
Commissi
on, the
U.S.
Commodi
ty Futures
Trading
Commissi
on, the
Internal
Revenue
Service,
the U.S.
Federal
Reserve
or other
governme
ntal
regulator
y
authoritie
s or self-
regulator
y
organiza-
tions that
could
adversely
affect the
portfolio.
The
portfolio
also may
be
adversely
affected
by
changes
in the
enforcem
ent or
inter-
pretation
of existing
statutes
and rules
by
governme
ntal
regulator
y
authoritie
s or self-
regulator
y
organizati
ons.
    Liqu
idity -
The
portfolio
may
make
investme
nts that
are
illiquid or
that
become
illiquid
after
purchase.
Investme
nts may
become
illiquid
due to the
lack of an
active
market, a
reduced
number
of
traditiona
l market
participan
ts, or
reduced
capacity
of


traditiona
l market
participan
ts to make
a market
in
securities.
The
liquidity
and value
of
investmen
ts can
deteriorat
e rapidly
and those
investmen
ts may be
difficult
or
impossibl
e for the
portfolio
to sell,
particular
ly during
times of
market
turmoil.
Illiquid
investme
nts can be
difficult
to value.
Markets
may
become
illiquid
when, for
instance,
there are
few, if
any,
interested
buyers or
sellers or
when
dealers
are
unwilling
to make a
market
for
certain
securities.
As a
general
matter,
dealers
recently
have been
less
willing to
make
markets
for fixed
income
securities.
If the
portfolio
is forced
to sell an
illiquid
investme
nt to meet
redemptio
n requests
or other
cash
needs, the
portfolio
may be
forced to
sell at a
loss. The
portfolio
may not
receive
its
proceeds
from the
sale of
securities
for an
extended
period
(for
example,
several
weeks or
even
longer).
    Man
agement
- The
portfolio
is subject
to the risk
that the
investme
nt
manager's
or sub-
adviser's
judgment
s and
decisions
may be
incorrect
or
otherwise
may not
produce
the
desired
results.
The value
of your
investme
nt may
decrease
if the
investme
nt
manager's
or sub-
adviser's
judgment
about the
quality,
relative
yield or
value of,
or market
trends
affecting,
a
particular
security
or issuer,
industry,
sector,
region or
market
segment,
or about
the
economy
or interest
rates, is
incorrect.
The
portfolio
may also
suffer
losses if
there are
imperfect
ions,
errors or
limitation
s in the
quantitati
ve,
analytic
or other
tools,
resources,
informati
on and
data used,
or the
analyses
employed
or relied
on, by the
investmen
t manager
or sub-
adviser,
or if the
investme
nt
manager's
or sub-
adviser's
investme
nt style is
out of
favor or
otherwise
fails to
produce
the
desired
results.
The
portfolio's
investme
nt
strategies
designed
by the
investme
nt
manager
or sub-
adviser
may not
work as
intended.
In
addition,
the
portfolio's
investme
nt
strategies
or
policies
may
change
from time
to time.
Those
changes
may not
lead to
the
results
intended
by the
investme
nt
manager
or sub-
adviser
and could
have an
adverse
effect on
the value
or perfor-
mance of
the
portfolio.
Any of
these
things
could
cause the
portfolio
to lose
value or
its results
to lag
relevant
benchmar
ks or
other
funds
with
similar
objectives
..
    Mar
ket - The
value of
the
portfolio'
s
securities
may go
up or
down,
sometime
s rapidly
or
unpredicta
bly, due to
general
market
condition
s, such as
real or
perceived
adverse
economic
or
political
condition
s,
inflation,
changes
in interest
rates or
currency
rates, lack
of
liquidity
in the
markets
or
adverse
investor
sentiment
.. Adverse
market
condition
s may be
prolonged
and may
not have
the same
impact on
all types
of
securities.
The value
of
securities
also may
go down
due to
events or
condition
s that
affect
particular
sectors,
industries
or issuers.
If the
value of
the
securities
owned by
the
portfolio
fall, the
value of
your
investme
nt will go
down.
The
portfolio
may
experienc
e a
substantia
l or
complete
loss on
any
individual
security.
    In
the past
decade,
financial
markets
througho
ut the
world
have
experience
d
increased
volatility,
depressed
valuations,
decreased
liquidity
and
heightene
d
uncertaint
y.
Governm
ental and
non-
governme
ntal
issuers
have
defaulted
on, or
been
forced to
restruc-
ture, their
debts.
These
market
condition
s may
continue,
worsen or
spread.
Events
that have
contribute
d to these
market
condition
s include,
but are
not
limited to,
major
cybersecu
rity
events;
geopo-
litical
events
(includin
g wars
and terror
attacks);
measures
to address
budget
deficits;
downgrad
ing of
sovereign
debt;
declines
in oil and
commodit
y prices;
dramatic
changes in
currency
exchange
rates; and
public
sentiment
.. The
European
Union has
experienc
ed


increasin
g stress
for a
variety of
reasons,
including
economic
downturn
s in
various
member
countries.
In June
2016, the
United
Kingdom
voted to
withdraw
from the
European
Union,
and addi-
tional
members
could do
the same.
The
impact of
these
condition
s and
events is
not yet
known.
    The
U.S.
governme
nt and the
Federal
Reserve,
as well as
certain
foreign
governme
nts and
central
banks
have
taken
steps to
support
financial
markets,
including
by
keeping
interest
rates at
historicall
y low
levels.
This and
other
governme
nt
interventi
ons may
not work
as
intended,
particular
ly if the
efforts are
perceived
by
investors
as being
unlikely
to
achieve
the
desired
results.
The
Federal
Reserve
has
reduced
its market
support
activities
and has
begun
raising
interest
rates.
Certain
foreign
governme
nts and
central
banks are
implemen
ting or
discussin
g so-
called
negative
interest
rates
(e.g.,
charging
depositor
s who
keep their
cash at a
bank) to
spur
economic
growth.
Further
Federal
Reserve
or other
U.S.	or
non-U.S.
governme
ntal or
central
bank
actions,
including
interest
rate
increases
or
contrary
actions by
different
governme
nts could
negatively
affect
financial
markets
generally,
increase
market
volatility,
and
reduce the
value and
liquidity
of
securities
in which
the
portfolio
invests.
    Polic
y and
legislative
changes in
the United
States and
in other
countries
are
affecting
many
aspects of
financial
regulation
, and may
in some
instances
contribut
e to
decreased
liquidity
and
increased
volatility
in the
financial
markets.
The
impact of
these
changes
on the
markets,
and the
practical
implicatio
ns for
market
participan
ts, may
not be
fully
known
for some
time.
    Econ
omies
and
financial
markets
througho
ut the
world are
increasing
ly
interconne
cted.
Economic
, financial
or
political
events,
trading
and tariff
arrangem
ents,
terrorism,
natural
disasters
and other
circumsta
nces in
one
country or
region
could
have
profound
impacts
on global
economie
s or
markets.
As a
result,
whether
or not the
portfolio
invests in
securities
of issuers
located in
or with
significan
t
exposure
to the
countries
directly
affected,
the value
and
liquidity
of the
portfolio'
s
investme
nts may
be
negativel
y
affected.
    New
Portfolio
- The
portfolio
is newly
formed.
Investors
in the
portfolio
bear the
risk that
the sub-
adviser
may not
be
success-
ful in
implemen
ting its
investme
nt
strategy,
and may
not
employ a
successfu
l
investme
nt
strategy,
or that the
portfolio
may fail
to attract
sufficient
assets
under
managem
ent to
realize
economie
s of scale,
any of
which
could
result in
the
portfolio
being
liquidated
at any
time
without
sharehold
er
approval
and at a
time that
may not
be
favorable
for all
sharehold
ers.
Further, a
portfolio
initially
seeded
with
assets
below a
certain
threshold
may
realize
signifi-
cant
tracking
error
relative to
the
portfolio's
underlyin
g index
due to the
initial
seeding
amount
and such
tracking
error will
be
reflected
in the
portfolio's
performa
nce.
    Passi
ve
Strategy/
Index -
The
portfolio
is
managed
with a
passive
investme
nt
strategy,
attemptin
g to track
the
performa
nce of an
unmanag
ed index
of
securities,
regardless
of the
current or
projected
performa
nce of the
Index or
of the
actual
securities
comprisin
g the
Index.
This
differs
from an
actively-
managed
fund,
which
typically
seeks to
outperfor
m a
benchmar
k index.
As a
result, the
portfolio's
performa
nce may
be less
favorable
than that
of a
portfolio
managed
using an
active
investme
nt
strategy.
The


structure
and
compositi
on of the
Index will
affect the
performa
nce,
volatility,
and risk of
the Index
and,
consequen
tly, the
performan
ce,
volatility,
and risk
of the
portfolio.
Performa
nce: No
performa
nce is
shown for
the
portfolio.
Perfor-
mance
informati
on will
appear in
a future
version of
this
prospec-
tus once
the
portfolio
has a full
calendar
year of
performa
nce
informati
on to
report to
investors.
The
portfolio'
s primary
bench-
mark is
the S&P
500(r).
As with
all mutual
funds,
past
performa
nce
(before
and after
taxes) is
not a
prediction
of future
results.
Updated
performa
nce infor-
mation is
available
on our
website at
www.tran
samericas
eries
trust.com/
content/P
erformanc
e.aspx or
by calling
1-888-
233-4339.
Manage
ment:
Investment
Manager:
Transamer
ica Asset
Manageme
nt, Inc.
Sub-
Adviser:
SSGA
Funds
Manageme
nt, Inc.
Portfolio
Managers:
Payal
Gupta	Portfolio Manager	since 2017 Michael Feehily, CFA	Portfolio Manager
since 2017 Karl Schneider, CAIA	Portfolio Manager	since 2017
Purchase
and Sale
of
Portfolio
Shares:
Shares of
the
portfolio
may only
be
purchased
or
redeemed
through
variable
life
insurance
policies
and
variable
annuity
contracts
offered
by the
separate
accounts
of
participati
ng life
insurance
companie
s. Please
refer to
the
correspon
ding
prospectu
s of the
policy or
annuity
contract
that you
have
chosen
for more
informati
on about
the terms
of the
offering.
Shares of
the
portfolio
may also
be sold to
the asset
allocation
portfolios
and to
other
funds of
funds.
The
portfolio
does not
have any
initial or
subseque
nt
investme
nt
minimum
s.
However,
your
insurance
company
may
impose
invest-
ment
minimum
s.
The
portfolio
will not
be
charged
and does
not intend
to pay any
12b-1
fees on
Initial
Class
shares
through
May 1,
2018.
The
maximum
12b-1 fee
on Initial
Class
shares is
0.15%.
The
portfolio
reserves
the right
to pay
such fees
after that
date.
Tax
Informat
ion:
Distributi
ons made
by the
portfolio
to an
insurance
company
separate
account,
and
exchange
s and
redemp-
tions of
portfolio
shares
made by
the
separate
account,
ordinarily
do not
cause the
owners of
insurance
policies
and
annuity
contracts
invested
in the
separate
account
to
recognize
income or
gain for
federal
income
tax
purposes.
Please
refer to
the
correspon
ding
prospectu
s of the
policy or
annuity
contract
that you
have
chosen
for more
informati
on
regarding
the tax
conseque
nces of
your
investme
nt.
Payments
to
Broker-
Dealers
and
Other
Financial
Intermed
i- aries:
The
portfolio
is
generally
only
available
as an
underlyin
g
investme
nt option
for
separate
accounts
of
Transame
rica life
insurance
companie
s to fund
benefits
under
variable
life
insurance
policies
and
variable
annuity
contracts.
The
portfolio
and/or its
affiliates
may make
payments
to a
Transamer
ica
insurance
company
(or its
affiliates)
and to
broker-
dealers
and other
financial
inter-
mediaries
for the
sale of
variable
contracts
(and thus,
indirectly
, the
portfolio's
shares)
and
related
services.
These
payments
may
create a
conflict
of
interest
by
influenci
ng the
Transame
rica


insurance
company
or other
intermedi
ary to
recommen
d the
variable
contracts
that invest
in the
portfolio.
Ask your
salespers
on or visit
your
financial
intermedi
ary's
website
for more
informati
on.



The following provides additional information regarding each portfolio's strategies and investments described at the front of the prospectus. Information contained in this prospectus may apply to portfolios of Transamerica Series Trust
not offered in your policy or contract. Except as otherwise expressly stated for a particular portfolio in this prospectus or in the statement of additional information or as required by law, there is no limit on the amount of a portfolio's assets that may be invested in a particular type of security or investment. Transamerica 60/40 Allocation VP: The portfolio invests its assets in a combination of Transamerica funds ("underlying portfolios"). Transamerica Asset
Management, Inc. (the "Investment Manager") selects the combination and amount of underlying portfolios to invest in based on the portfolio's investment objective.
Under normal circumstances, the portfolio expects to allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 60% of its net assets in equities and approximately
40% of its net
assets in fixed income. The portfolio's equity allocation is initially expected to consist of investments in Transamerica International Equity
Index VP and
Transamerica U.S. Equity Index VP and the portfolio's fixed income allocation is initially expected to consist of investments in Transamerica
Core Bond. (See the
"List and Description of Underlying Portfolios" section of the prospectus for more information about the underlying portfolios). These allocations reflect the
Investment Manager's present strategy for asset allocation during normal market conditions, and may be changed at any time without notice to shareholders and without shareholder approval. In the short-term, actual asset allocations may vary due to short-term changes in cash flows caused by purchases and redemptions in the portfolio. In attempting to respond to adverse market or other conditions or to process a large purchase or redemption within the portfolio, the Investment
Manager may allocate the assets of the portfolio without limit to a Transamerica government money market fund that normally invests principally in U.S.
government securities and/or repurchase agreements fully collateralized by U.S.
government securities.
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The underlying portfolios may invest in derivatives such as futures, contracts, options and swaps.
The sub-adviser for
each underlying portfolio decides which securities to purchase and sell for that
underlying portfolio. The portfolio's ability to achieve its investment objective
depends largely on the performance of the underlying portfolios in which it
invests.
The portfolio may be a significant shareholder in certain underlying portfolios.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.
Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica International Equity Index VP: Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI(r) Europe,
Australasia, Far East (MSCI EAFE) Index (the "Index"). Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and Global Depositary Receipts ("GDRs")) or in other investments in an effort to create a portfolio of securities with generally the same risk and return characteristics of the Index, including index futures contracts.
The Index is
designed to represent the performance of approximately 1,000 large and mid-cap securities across 21 developed markets, primarily from Europe, Australia, Asia and the Far East, and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index, which is constructed and maintained by MSCI Inc., is rebalanced and reconstituted each February, May,
August and November. The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry.
The portfolio's sub-adviser, SSGA Funds Management, Inc. (the "sub-adviser"), does not sub-advise the portfolio according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.
 Instead,
the sub-adviser utilizes a "passive" or "indexing" investment approach seeking to provide investment results that, before expenses, correspond generally to the total
return of the Index by employing a sampling strategy.
The sub-adviser seeks to replicate the returns of the Index by investing in the
securities of the Index in approximately their Index weight. However, under
various circumstances, it may not be possible or practicable to purchase all of
those securities in those weightings. In those circumstances, the portfolio may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the
Index, in anticipation of their removal from or addition to the Index.


The sub-adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The sub-adviser might do
so, for example, in order to increase the portfolio's investment exposure pending
investment of cash in the stocks comprising the Index. Alternatively, the sub-adviser might use futures to reduce its investment exposure to the Index in
situations where it intends to sell a portion of the stocks in the portfolio but the sale has not yet been completed. The sub-adviser may also enter into forward foreign currency exchange contracts in an attempt to match the Index's currency
exposures.
The portfolio may invest its assets in cash, cash equivalent securitiess or short-
term debt securities, repurchase agreements and money market instruments.

Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash. Transamerica U.S. Equity Index VP: Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500(r) Index
(the "Index").
Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes, including index futures contracts. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of
all common stocks publicly traded in the United States. Stocks in the
 Index are
weighted according to their float adjusted capitalizations. The Index, which is
constructed and maintained by S&P Dow Jones Indices LLC, is rebalanced each March, June, September and December, and is reconstituted on an as needed basis and on pre-determined dates as constituents change in size. The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index
is also concentrated in such industry.
The portfolio's sub-adviser, SSGA Funds Management, Inc. (the "sub-adviser"), does not sub-advise the portfolio according to traditional methods of "active"
investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.
 Instead,
the sub-adviser utilizes a "passive" or "indexing" investment approach, seeking
to provide investment results that, before expenses, correspond generally to the
total return performance of the Index by employing a sampling strategy.
The sub-adviser seeks to replicate the returns of the Index by investing in the
securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of
those securities in those weightings. In those circumstances, the portfolio may
purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time,
stocks are added to or removed from the Index. The portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the
Index, in anticipation of their removal from or addition to the Index.
The sub-adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The sub-adviser might do
so, for example, in order to increase the portfolio's investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the sub-adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the portfolio but the
sale has not yet been completed.
The portfolio may invest its assets in cash, cash equivalent securities or short-
term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.



The value of your investment in a portfolio changes with the values of that portfolio's investments. Many factors can affect those values. There is no guarantee that a portfolio will be able to achieve its investment objective.
 It is
possible to lose money by investing in a portfolio. Each portfolio may be subject
to risks other than those identified in this prospectus.
MORE ON PRINCIPAL RISKS:
The following provides additional information regarding the principal risks of
investing in each portfolio.
Asset Allocation: The Investment Manager or a sub-adviser may allocate a portfolio's assets among various asset classes and underlying portfolios.
 These
allocations may be unsuccessful in maximizing a portfolio's return and/or avoiding investment losses, and may cause a portfolio to underperform.
Asset Class Variation: Certain portfolios may invest in underlying portfolios. The underlying portfolios invest principally in the securities constituting their
asset class (i.e., equity or fixed income). However, an underlying portfolio may
vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the
percentage of the portfolio's assets invested in various underlying portfolios,the portfolio's actual exposure to the securities in a particular asset class may vary
substantially from its target allocation for that asset class.
Counterparty: A portfolio will be subject to credit risk (meaning the risk of adverse changes in an issuer's real or perceived financial strength) with respect to
counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles.
Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the portfolio may decline.
Credit: The value of your investment in a portfolio could decline if the issuer of a security held by the portfolio or another obligor for that security (such as a party providing insurance or other credit enhancement) fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy.
The value of your investment in a portfolio could also decline if the credit rating of a security held by the portfolio is downgraded or the credit quality or value of
any assets underlying the security declines. A decline may be significant, particularly in certain market environments. If a single entity provides credit enhancement to more than one portfolio's investments, the adverse effects resulting from the downgrade or default will increase the adverse effects on a portfolio. If a portfolio enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the portfolio will be subject to
the credit risk presented by the counterparty. In addition, a portfolio may incur
expenses in an effort to protect the portfolio's interests or to enforce its rights.
Credit risk is broadly gauged by the credit ratings of the securities in which a
portfolio invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB or Baa- /BBB-) may possess certain speculative characteristics.
A portfolio is subject to greater levels of credit risk to the extent it invests in
below investment grade debt securities (that is, securities rated below the
Baa/BBB categories or unrated securities of comparable quality), or
 "junk"
bonds. These securities have a higher risk of issuer default because, among other
reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. Junk bonds are considered speculative, tend to be less liquid and are more difficult to value than higher rated securities and may involve significant risk of exposure to adverse conditions and negative sentiments. These securities may be in danger of default
as to principal and interest. Unrated securities of comparable quality share these risks.
A portfolio may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. A portfolio is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer's non-subordinated securities. In addition, any recovery of interest or principal may take
more time. As a result, even a perceived decline in creditworthiness of the issuer
is likely to have a greater impact on subordinated securities.
Currency: The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.


Depositary Receipts: Depositary receipts may be less liquid than the underlying
shares in their primary trading market. Any distributions paid to the holders of
depositary receipts are usually subject to a fee charged by the depositary.
 Holders
of depositary receipts may have limited voting rights, and investment restrictions
in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into
depositary receipts and vice versa. Such restrictions may cause equity shares of
the underlying issuer to trade at a discount or premium to the market price of the
depositary receipts.
Derivatives: Derivatives involve special risks and costs and may result in losses
to a portfolio, even when used for hedging purposes. Using derivatives can
increase losses and reduce opportunities for gains when market prices, interest
rates or currencies, or the derivatives themselves, behave in a way not anticipated by a portfolio, especially in abnormal market conditions. Using derivatives may
have a leveraging effect, which may increase investment losses and may increase
portfolio volatility, which is the degree to which the portfolio's share price may
fluctuate within a short time period. Even a small investment in derivatives can
have a disproportionate impact on a portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. This risk is greater for forward currency contracts, swaps and other over-the-counter
traded derivatives. The other parties to derivatives transactions present the same
types of credit risk as issuers of fixed-income securities. Derivatives also tend to
involve greater liquidity risk and they may be difficult to value.
A portfolio may
be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity except through the
counterparty to the instrument. Derivatives are generally subject to the risks
applicable to the assets, rates, indices or other indicators underlying the
derivative. The value of a derivative may fluctuate more than, or otherwise not
correlate well with, the underlying assets, rates, indices or other indicators to
which it relates. A portfolio's use of derivatives may also increase the amount of
taxes payable by shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing and on-facility execution of certain derivatives, margin and reporting requirements.
The ultimate
impact of the regulations remains unclear. Additional regulation of derivatives
may make derivatives more costly, limit their availability or utility, otherwise
adversely affect their performance, or disrupt markets. For derivatives that are
required to be cleared by a regulated clearinghouse, a
portfolio may be exposed to risks arising from its relationship with a brokerage
firm through which it would submit derivatives trades for clearing. A portfolio
would also be exposed to counterparty risk with respect to the clearinghouse.
 In
addition, the SEC has proposed a new rule that would change the regulation of
the use of derivatives by registered investment companies, such as the portfolio.
If the proposed rule, or a different rule, takes effect, it could limit the ability of
the portfolio to invest in derivatives.
Derivatives may be used by a portfolio for a variety of purposes, including:
..	As a hedging technique in an attempt to manage risk in the
portfolio's
portfolio
..	As a means of changing investment characteristics of the
 portfolio's portfolio
..	As a means of attempting to enhance returns
..	As a means of providing additional exposure to types of
investments or
market factors
..	As a substitute for buying or selling securities
..	As a cash flow management technique
Using derivatives, especially for non-hedging purposes, may involve greater risks
to a portfolio than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the portfolio. Risks associated with the use of derivatives are magnified to the extent that a large portion of the portfolio's assets are committed to derivatives in general or are invested in just one or a few types of derivatives.
Use of
derivatives or similar instruments may have different tax consequences for a
portfolio than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders.
When a portfolio enters into derivative transactions, it may be required to segregate assets, or enter into offsetting positions, in accordance with applicable regulations. Such segregation will not limit the portfolio's exposure to loss,
however, and the portfolio will have investment risk with respect to both the
derivative itself and the assets that have been segregated to cover the portfolio's derivative exposure. If the segregated assets represent a large portion of the portfolio's portfolio, this may impede portfolio management or the portfolio's ability to meet redemption requests or other current obligations.
Some derivatives may be difficult to value, or may be subject to the risk that
changes in the value of the instrument may not correlate well with the underlying asset, rate or index. In addition, derivatives may be subject to market risk, interest
rate risk and credit risk. A portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount
invested. Also, suitable derivative instruments may not be available in all
circumstances or at reasonable prices. A portfolio's sub-adviser may not make use of derivatives for a variety of reasons.
Risks associated with the use of derivatives are magnified to the extent that an increased portion of a portfolio's assets are committed to derivatives in general or
are invested in just one or a few types of derivatives.
Derivatives may include, but are not limited to, the following:


..	Options. An option is an agreement that, for a premium
 payment or fee,
gives the option holder (the buyer) the right but not the obligation to buy (a
"call option") or sell (a "put option") the underlying asset (or settle for cash
an amount based on an underlying asset, rate or index) at a specified price
(the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. The portfolio may lose the
premium paid for them if the price of the underlying security or other asset
decreased or remained the same (in the case of a call option) or increased or
remained the same (in the case of a put option). If a put or call option
purchased by the portfolio were permitted to expire without being sold or
exercised, its premium would represent a loss to the portfolio.
Investments in foreign currency options may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the portfolio if currencies do not perform as a sub-adviser expects. There is a risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to a portfolio and poorer overall performance for the portfolio than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges.
Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing a portfolio's investment objective, such as when a sub-adviser anticipates that particular non-U.S.
currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the portfolio's investment portfolio.
Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to a portfolio's holdings, further increases the portfolio's exposure to foreign securities losses.
There is no assurance that a sub-adviser's use of currency derivatives will benefit a portfolio or that they will be, or can be, used at appropriate times.
..	Forwards and Futures Contracts. The use of futures contracts is a highly
specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery
deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes
that the market price on the delivery date is less than the agreed upon price,
while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The portfolio may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price
movement. Moreover, to the extent the portfolio engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as US exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the portfolio's NAV. Additionally, as a result of the
low collateral deposits normally involved in futures trading, a relatively small
price movement in a futures contract may result in substantial losses to the portfolio. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or
be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to
offset, and may offset gains, which may lead to losses within the portfolio) and pricing risk (i.e., the instrument may be difficult to value).
..	Foreign Currency Forward Exchange Contracts: In connection
with its
investments in foreign securities, a portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate.
The rate can
be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Investments in foreign currency forward exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the portfolio if currencies do not perform as its sub-adviser expects. A sub-adviser's success
in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the applicable portfolio's investment objectives, such as when the sub-adviser anticipates that particular
 non-U.S.
currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the portfolio's investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to a portfolio's holdings, further increases the portfolio's exposure to foreign securities losses. There is no assurance that a sub-adviser's use of currency derivatives will benefit a portfolio or that they will be, or can be, used at appropriate times.
..	Swaps. Swap contracts, including credit default swaps, involve heightened
risks and may result in losses to the portfolio. Swaps may in some cases be illiquid and difficult to value, and they increase credit risk since the portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the swap. If the portfolio buys a credit default swap, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying debt security or other specified event. As a buyer, the portfolio would also be subject to credit risk relating to the seller's payment of its obligations in the event of a default (or similar event). If the portfolio sells a credit default swap, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a seller, the portfolio would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of default (or similar event). Swaps may be difficult to unwind or terminate. Credit default swaps may in some cases be illiquid, and they increase credit risk since the portfolio has exposure to the issuer of the referenced obligation and either their counterparty to the credit default swap or, if it is a cleared transaction, the
brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. Certain index-based credit
default swaps are structured in tranches, whereby junior tranches assume greater default risk than senior tranches. The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. New regulations require many kinds of swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the portfolio may not be able to enter into swaps that meet its investment needs. The portfolio also may not be able to find a clearinghouse willing to accept the swaps for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction.
The
portfolio will assume the risk that the clearinghouse may be unable to perform its obligations. The new regulations may make using swaps more costly, may limit their availability, or may otherwise adversely affect their value or performance.
Emerging Markets: Investments in the securities of issuers located in or principally doing business in emerging markets bear heightened foreign investments risks. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be
less
stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Some emerging market countries are especially vulnerable to economic conditions in other countries. Low trading volumes may result in a lack of liquidity and in extreme price volatility. A portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing. An investment in emerging market securities should be considered speculative.
Equity Securities: Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure and, consequently, may entail greater risk of loss than debt securities. Equity securities include common and preferred
stocks. Stock markets are volatile. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. Because a company's equity securities rank junior in priority to the interests of bond holders and other creditors, a company's equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects. If the market prices of the equity securities owned by a portfolio fall, the value of your investment in the portfolio will decline. If a portfolio holds equity securities
in a
company that becomes insolvent, the portfolio's interests in the company will rank junior in priority to the interests of debtholders and general creditors of the
company.
Extension: When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause a
portfolio's share price to be more volatile or go down.
Fixed-Income Securities: The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation,
changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed income security may decline if the
issuer or other obligor of the security fails to pay principal and/or interest,
otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines.
 If
the value of fixed-income securities owned by a portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been historically low. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.


If interest rates rise, repayments of fixed-income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer. This is sometimes referred to as extension risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer
may exercise this right. If this happens, a portfolio will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.
This is sometimes referred to as prepayment or call risk.
Focused Investing: To the extent a portfolio invests in a limited number of countries, regions, sectors, industries or market segments, or in a limited number of issuers, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country's or region's securities markets. Geographic risk is especially high in emerging markets.
Foreign Investments: Investments in securities of foreign issuers (including those denominated in U.S. dollars) or issuers with significant exposure to foreign markets are subject to additional risks. Foreign countries in which a portfolio may invest may have markets that are less liquid, less regulated and more volatile than
U.S. markets. The value of a portfolio's investments may decline because of factors affecting the particular issuers as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of
government or central bank support, political or financial instability or other adverse economic or political developments. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.
Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S.
companies.
Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the portfolio to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments. In certain foreign markets, settlement and clearance procedures may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. In addition, a portfolio's investments in foreign securities may be subject to the risk
of nationalization or expropriation of assets, imposition of currency exchange
controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and adverse diplomatic developments.
Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes, and special U.S.
tax considerations may apply.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time,
and may make the portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets,
 or
the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions
on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S.
dollar value
and/or liquidity of investments denominated in that currency. Any of these
actions could severely affect security prices, impair the portfolio's ability to purchase or sell foreign securities or transfer a portfolio's assets back into the
United States, or otherwise adversely affect the portfolio's operations.
 Certain
foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a portfolio,
particularly during periods of market turmoil. Certain foreign investments may
become illiquid when, for instance, there are few, if any, interested buyers and
sellers or when dealers are unwilling to make a market for certain securities.
When a portfolio holds illiquid investments, its portfolio may be harder to value.
Investment in securities of foreign issuers may also be subject to foreign custody risk which refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by banks, agents and depositories in securities markets outside the United States. Low trading volumes
and volatile prices in less developed markets make trades harder to complete and
settle, and governments or trade groups may compel non-U.S. agents to hold
securities in designated depositories that may not be subject to independent evaluation. The laws of certain countries may place limitations on the ability to
recover assets if a non-U.S. bank, agent or depository becomes insolvent or enters
bankruptcy. Non-U.S. agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. In general, the less developed a country's securities market is, or the more difficult
communication is with that location, the greater the likelihood of custody problems.


American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs") are generally subject to the same risks as direct investments in foreign securities.
Index Fund (Transamerica International Equity Index VP and Transamerica
U.S Equity Index VP): While the portfolio seeks to track the performance of the portfolio's underlying index (i.e., achieve a high degree of correlation with the index), the portfolio's return may not match the return of the index. The portfolio incurs a
number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the portfolio may not be fully invested at times, generally as a result of cash flows into or out of the portfolio or reserves of cash held by the portfolio to meet redemptions. The portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the portfolio's return and that of the index.
Index Tracking (Transamerica 60/40 Allocation VP): While certain underlying portfolios seek to track the performance of an index (i.e., achieve a high degree of correlation with the applicable index), the returns of certain underlying portfolios
that seek to track an index may not match the returns of the applicable index.
Industry Concentration (Transamerica International Equity Index VP and Transamerica U.S. Equity Index VP): The portfolios will concentrate their investments in issuers of one or more particular industries to the same extent that their underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration in a particular industry subjects a portfolio to the risks associated with that industry. As a result, the portfolios may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Interest Rate: Interest rates in the United States have been at historically low levels and should be expected to go up. A portfolio faces a heightened risk that
interest rates may rise. When interest rates rise, the value of fixed income securities will generally fall. A change in interest rates will not have the same
impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the
security's value. In addition, different interest rate measures
(such as short- and
long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily
change in the same amount or in the same direction. When interest rates go down,
the income received by a portfolio, and the portfolio's yield, may decline. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the
portfolio. The maturity of a security may be significantly longer than its duration.
A security's maturity and other features may be more relevant than its duration in
determining the security's sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.
Duration is a measure of the expected life of a fixed-income security that is used
to determine the sensitivity of a security's price to changes in interest rates.
Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Similarly, a portfolio with a longer average portfolio duration
will generally be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. By way of example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Certain fixed-income securities pay interest at variable or floating rates. Variable
rate securities tend to reset at specified intervals, while floating rate securities
may reset whenever there is a change in a specified index rate. In most cases,
these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect;
 others
may also provide for interest payments that vary inversely with market rates.
 The
market prices of these securities may fluctuate significantly when interest rates
change. A portfolio's yield may decline due to a decrease in market interest rates.
Inflation protected debt securities may react differently from other types of debt
securities and tend to react to changes in "real" interest rates. Real interest rates
represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments
on inflation protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Large Capitalization Companies: A portfolio's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
 As
a result, the portfolio's value may not rise as much as, or may fall more than, the
value of portfolios that focus on companies with smaller market capitalizations.
Legal and Regulatory: Legal and regulatory changes could occur that may adversely affect a portfolio, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies.
New or revised laws or regulations may be imposed by the U.S. Securities and
Exchange Commission, the U.S. Commodity Futures Trading Commission, the
Internal


Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect a portfolio.
A portfolio also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.
Liquidity: A portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities.
 The
liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for a portfolio to sell, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any interested buyers or sellers or when dealers are unwilling to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. Illiquid investments can be difficult to value. If a portfolio is forced to sell an illiquid investment to meet redemption
requests or other cash needs, the
portfolio may be forced to sell at a loss. In addition, securities, once sold by a portfolio, may not settle for an extended period (for example, several weeks or even longer). The portfolio will not receive its sales proceeds until that time, which may constrain the portfolio's ability to meet its obligations
(including
obligations to redeeming shareholders). Further, when there is illiquidity in the
market for certain investments, a portfolio, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector or asset class.
Management: Each portfolio is subject to the risk that the investment manager's or sub-adviser's judgments and decisions may be incorrect or otherwise may not
produce the desired results. The value of your investment in a portfolio may decrease if its investment manager's or sub-adviser's judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy
 or
interest rates, is incorrect. A portfolio may also suffer losses if there are
imperfections, errors or limitations in the quantitative, analytic or other tools,
resources, information and data used, or the analyses employed or relied on, by its
investment manager or sub-adviser, or if the investment manager's or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. A portfolio's investment strategies designed by the investment manager or sub-adviser may not work as intended. In addition, a portfolio's investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the portfolio. Any of these things could cause a portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Market: The value of a portfolio's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The value of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. If the value of the securities owned by the portfolio fall, the value of your investment will go down. A portfolio may experience a substantial or complete loss on any individual security.
In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were
forced to restructure, their debts. These market conditions may continue, worsen
or spread.
The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government interventions may not work as intended, particularly if the efforts are
perceived by investors as being unlikely to achieve the desired results.
The
Federal Reserve has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central
bank support, including interest rate increases, could negatively affect financial
markets generally, increase market volatility and reduce the value and liquidity of securities in which a portfolio invests.
Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets.
The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a portfolio invests in securities of issuers located in or with significant exposure to countries experiencing economic
and financial difficulties, the value and liquidity of a portfolio's investments may be negatively affected.
Europe. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, on June 23, 2016, voters in the United Kingdom approved withdrawal from the European Union. On March 29, 2017, the United
Kingdom formally notified the European Council of its intention to leave the European Union; as a result, the United Kingdom will remain a member state, subject to European Union law with privileges to provide services under the single market directives, for at least two years from that date. Given the size and importance of the United Kingdom's economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand and military conflicts could potentially occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the fund's investments.
New Portfolio: If a portfolio is newly-formed, investors in the portfolio bear the risk that the sub-adviser may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, or that the portfolio may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur the expenses of liquidation. Passive Investment (Transamerica 60/40 Allocation VP): Because the sub-adviser of an underlying portfolio seeking to track an index does not select individual companies in the index that the underlying portfolio tracks, the underlying portfolio may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid. Passive Strategy/Index (Transamerica International Equity Index VP and Transamerica U.S Equity Index VP): The portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of its underlying index or of the actual securities comprising its underlying index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the portfolio's performance may be less favorable than that of a
portfolio managed using an active investment strategy. The structure and composition of the portfolio's underlying index will affect the performance, volatility, and risk of the underlying index and, consequently, the performance, volatility, and risk of the portfolio.
Prepayment or Call: Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if a portfolio holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, a portfolio would also be forced to reinvest
the proceeds at then current yields, which would be lower than the yield of the security that was paid off. This may adversely affect a portfolio's net asset value.
In addition, if a portfolio purchases a fixed income security at a premium
 (at a
price that exceeds its stated par or principal value), the portfolio may lose the
amount of the premium paid in the event of prepayment.
Small and Medium Capitalization Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. The prices of securities of small and medium
capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may
be harder to sell at times and at prices the portfolio managers believe appropriate
and may offer greater potential for losses. Smaller capitalization companies often
have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Underlying Portfolios: When a portfolio invests its assets in various underlying
portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in
underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios.
Each of the
underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios'
 shares and
therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved.
To the
extent that the portfolio invests more of its assets in one underlying portfolio than
in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests.
Valuation: Many factors may influence the price at which a portfolio could sell any particular portfolio investment. The sales price may well differ - higher or lower - from the portfolio's last valuation, and such differences could be significant, particularly for illiquid securities, securities priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the portfolio may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the portfolio had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a portfolio determines its net asset value.
The portfolio's ability
to value its investments may be impacted by technological issues and/or errors by
pricing services or other third party service providers.
MORE ON CERTAIN ADDITIONAL RISKS:
The following provides additional risk information regarding investing in the portfolios.
Absence of Regulation: A portfolio may engage in over-the-counter ("OTC") transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges. Transactions in the OTC markets also are subject to the credit risk of the counterparty.
Cash Management and Defensive Investing: The value of investments held by a portfolio for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, cash and cash equivalent securities are subject
to risk, including market, interest rate and credit risk. If the portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio's
yield will go down. If a significant amount of the portfolio's assets are used for
cash management or defensive investing purposes, it may not achieve its investment objective.
Conflicts of Interest: TAM and its affiliates are engaged in a variety of businesses and have interests other than that of managing the portfolios. The broad range of activities and interests of TAM and its affiliates gives rise to actual,
potential and perceived conflicts of interest that could affect the ortfolios and their shareholders.
The performance of certain portfolios may impact the financial exposure of the
Transamerica insurance companies under guarantees that those companies provide as issuers of variable insurance contracts. TAM's investment decisions
and the design of portfolios may be influenced by this. For example, a portfolio being managed or designed in a more conservative fashion may help reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under variable insurance contracts and facilitate their provision of those guaranteed benefits and may also have the effect of limiting the amount of guaranteed benefits.
TAM serves as investment adviser to certain funds of funds that invest in affiliated underlying funds, unaffiliated underlying funds, or a combination of both, and is subject to conflicts of interest in allocating the funds of funds' assets among the underlying funds. TAM will receive more revenue to the extent it selects an affiliated fund rather than an unaffiliated fund for inclusion in a fund of funds. In addition, TAM may have an incentive to allocate the fund of funds assets to those underlying funds for which the net advisory fees payable to TAM
are higher than the fees payable by other underlying funds or to those underlying
funds for which an affiliate of TAM serves as the sub-adviser.
TAM may have a financial incentive to implement or not to implement certain changes to the portfolios. TAM may, from time to time, recommend a change in sub-adviser or a fund combination. TAM will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a portfolio having a higher net advisory fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee.
TAM manages other funds and products that have investment objectives similar to those of the portfolios and/or engage in transactions in the same types of securities and instruments as the portfolios. Such transactions could affect the prices and availability of the securities and instruments in which a portfolio invests, and could have an adverse impact on the portfolio's performance. These other accounts and products may buy or sell positions while the portfolios are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the portfolios. A position taken by TAM, on behalf of one or more other funds or products, may be contrary to a position taken on behalf of a portfolio or may be adverse to a company or issuer in which the portfolio has invested.
A further discussion of conflicts of interest appears in the Statement of dditional
Information.
Cybersecurity: Cybersecurity incidents may allow an unauthorized party to gain access to portfolio assets, customer data (including private shareholder information), or proprietary information, or cause a portfolio, TAM, a sub-adviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality.


Expenses: Your actual costs of investing in a portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a fee limitation is changed or terminated, or with respect to a newly offered portfolio or class, if average net assets are lower than estimated. Net assets are more likely to
decrease and portfolio expense ratios are more likely to increase when markets are volatile.
Inflation: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a portfolio's assets can decline as can the value of the portfolio's distributions.
Investments by Asset Allocation Funds: Transamerica 60/40 Allocation VP, Transamerica Asset Allocation - Conservative VP, Transamerica Asset
Allocation - Growth VP, Transamerica Asset Allocation - Moderate Growth VP, Transamerica Asset Allocation - Moderate VP, Transamerica BlackRock Tactical Allocation VP, Transamerica International Moderate Growth VP, Transamerica Madison Balanced Allocation VP, Transamerica Madison Conservative
Allocation VP and Transamerica Multi-Manager Alternative Strategies VP, each separate series of Transamerica Series Trust, are asset allocation funds
 (the "Asset
Allocation Funds") that invest in certain underlying series of Transamerica Series
Trust and may own a significant portion of the shares of an underlying portfolio.
Transactions by the Asset Allocation Funds may be disruptive to the management
of an underlying portfolio. An underlying portfolio may experience large redemptions or investments due to transactions in portfolio shares by the Asset Allocation Funds. While it is impossible to predict
the overall effect of these transactions over time, there could be an adverse impact on an underlying portfolio's performance. In the event of such redemptions
 or
investments, an underlying portfolio could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so.
Such transactions
may increase an underlying portfolio's brokerage and/or other transaction costs.
In addition, when an Asset Allocation Fund owns a substantial portion of an underlying portfolio's shares, a large redemption by the Asset Allocation
Fund
could cause actual expenses to increase, or could result in the underlying portfolio's current expenses being allocated over a smaller asset base, leading to
an increase in the underlying portfolio's expense ratio. Redemptions of underlying portfolio shares could also accelerate the realization of taxable capital gains in an underlying portfolio if sales of securities result in capital gains. The impact of these transactions is likely to be greater when an Asset
Allocation Fund
purchases, redeems, or owns a substantial portion of an underlying portfolio's shares.
When possible, TAM and/or the sub-adviser will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including carrying out the transactions over a
period of time, although there can be no assurance that such actions will be successful.
Operational: Your ability to transact with a portfolio or the valuation of your
investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology
 (including as a
result of cybersecurity incidents), changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect a portfolio or to develop
processes and controls that completely eliminate or mitigate the occurrence of such failures. A portfolio and its shareholders could be negatively impacted as a result.
Redemption: A portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. In
that event, the value of your investment in the portfolio would go down. Redemption risk is greater to the extent that a portfolio has investors with large
shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil.
The redemption by one or more large shareholders of their holdings in a portfolio could hurt performance and/or cause the remaining shareholders in the portfolio
to lose money. Further, if one decision maker exercises control over portfolio shares owned by other portfolio shareholders, including clients or affiliates of the Investment Manager and/or sub-advisers, redemptions by these
shareholders may further increase the impact on the portfolio.
Regulatory: The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements.
The ultimate impact of the regulations remains unclear. Additional
 U.S. or other
regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Dodd-Frank Wall Street Reform Act (the "Reform Act") substantially increases regulation of the over-the-counter ("OTC") derivatives market and participants in that market, including imposing clearing and reporting
requirements on transactions involving instruments that fall within the Reform Act's definition of "swap" and "security-based swap," which terms generally include OTC derivatives, and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, a portfolio may be subject to additional recordkeeping and reporting requirements. Other future regulatory developments may also impact a portfolio's ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which a portfolio itself is regulated. The impact of any new governmental regulation that may be implemented on the ability of a portfolio to use swaps or any other financial derivative product is not known at this time, and there can be no assurance that any new governmental regulation will not adversely affect the portfolio's ability to achieve its investment objective.


Securities Lending: Each portfolio may lend securities to other financial institutions that provide cash or other securities as collateral.
When a portfolio
lends portfolio securities, its investment performance will continue to reflect
changes in the value of the securities loaned, and the portfolio will also receive a
fee or interest on the collateral. Securities lending involves the risk that the
borrower may fail to return the securities in a timely manner or at all. As a result, a portfolio may lose money and there may be a delay in recovering the loaned
securities. A portfolio could also lose money if it does not recover the securities
and/or the value of the collateral falls, including the value of investments made with cash collateral.
Strategy: Securities and investment strategies with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may outperform or underperform other funds that employ a different style or strategy. A portfolio may employ a combination of styles that impact its risk characteristics.
Tax: In order to qualify for treatment as a regulated investment company (a "RIC") under the Internal Revenue Code of 1986, as amended, each portfolio must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions.
In particular, a
portfolio must generally diversify its holdings so that, at the end of each quarter of each taxable year, at least 50% of the value of the portfolio's total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer. If a portfolio were to fail to meet any
of these requirements, the portfolio might not be eligible for treatment as a RIC,
in which case it would be subject to federal income tax on its net income at corporate rates (without reduction for distributions to shareholders). The portfolio may be able to preserve its RIC qualification by meeting certain conditions, in which case it may be subject to certain additional taxes.
Any income a portfolio derives from investments in certain hard asset ETFs, such as certain commodity ETFs, and from other non-qualifying sources must be limited to a maximum of 10% of the portfolio's gross income. If a portfolio fails to meet the 10% requirement, the portfolio may be subject to the federal income tax consequences described in the preceding paragraph. A portfolio may invest no more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships for federal income tax purposes. If a portfolio fails to meet the 25% requirement, the portfolio may be
subject to the federal income tax consequences described in the preceding paragraph.
To Be Announced (TBA) Transactions: Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the
actual securities received by a portfolio may be less favorable than what was
anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the portfolio to further losses. Whether or not the portfolio takes delivery of the securities at the
termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. Please note that there are other factors that could adversely affect your investment in a portfolio and that could prevent the portfolio from achieving its investment objective. More information about risks appears in the Statement of Additional Information. Before investing, you should
carefully consider the risks that you will assume.



Management of Transamerica Series Trust
The Board of Trustees is responsible for overseeing the management and business
affairs of Transamerica Series Trust. It oversees the operation of
Transamerica
Series Trust by its officers. It also reviews the management of each portfolio's
assets by the investment manager and sub-advisers. Information about the
Trustees and executive officers of Transamerica Series Trust is contained in the
Statement of Additional Information ("SAI").
Investment Manager
Transamerica Asset Management, Inc. ("TAM" ), located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for Transamerica Series Trust. TAM provides continuous and regular investment management services to the portfolios. TAM is responsible for all aspects of the
day-to-day management of Transamerica 60/40 Allocation VP. For each of the other portfolios, TAM currently acts as a "manager of managers" and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each portfolio's sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of
sub-advisers, daily monitoring of the sub-advisers' buying and selling of securities for the portfolios and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM's management services include, among other things, the provision of supervisory, compliance and administrative services to each portfolio. More information on the investment management services rendered by TAM is included in the SAI. TAM is paid investment management fees for its service as investment manager to each portfolio. These fees are calculated on the average daily net assets of each portfolio.
TAM has been a registered investment adviser since 1996. As of December 31, 2016, TAM has approximately $77 billion in total assets under management. The portfolios are operated by TAM pursuant to an exclusion from registration as a commodity pool operator under the Commodity Exchange Act.
TAM is directly owned by Transamerica Premier Life Insurance Company (77%) ("TPLIC") and AUSA Holding, LLC (23%) ("AUSA"), both of which are indirect, wholly owned subsidiaries of Aegon N.V. TPLIC is owned by Commonwealth General Corporation ("Commonwealth"). Commonwealth and
AUSA are wholly owned by Transamerica Corporation, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation is owned by The
Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon N.V., a Netherlands corporation, and a publicly traded international insurance group.
Information contained in this prospectus may apply to portfolios of
Transamerica
Series Trust not offered in your policy or contract.
TAM acts as a manager of managers for the portfolios pursuant to an exemptive order from the U.S. Securities and Exchange Commission ("SEC") (Release IC-23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the
Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of
 Trustees, but
without the approval of the applicable portfolio's shareholders, to:
(1)	employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;
(2)	materially change the terms of any sub-advisory agreement; and
(3)	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.
Pursuant to the exemptive order, each portfolio has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.
Management Fees Paid for the Fiscal Year Ended December 31, 2017
As of the date of this prospectus, Transamerica 60/40 Allocation VP had not operated for a full fiscal year, so no management fee is shown for the fiscal year ended December 31, 2017. Contractual management fees are 0.30% of the first
$1 billion and 0.28% in excess of $1 billion of average daily net assets.
As of the date of this prospectus, Transamerica International Equity Index VP had not operated for a full fiscal year, so no management fee is shown for the fiscal year ended December 31, 2017. Contractual management fees are 0.11% of average daily net assets.
As of the date of this prospectus, Transamerica U.S. Equity Index VP had not operated for a full fiscal year, so no management fee is shown for the fiscal year ended December 31, 2017. Contractual management fees are 0.08% of average daily net assets.


A discussion regarding the Board of Trustees' approval of the investment management agreement for each of Transamerica International Equity Index VP and Transamerica U.S. Equity Index VP is available in each portfolio's semi-annual report for the six-month period ended June 30, 2017. A discussion regarding the Board of Trustees' approval of the investment management agreement for Transamerica 60/40 Allocation VP will be available in the portfolio's semi-annual report for the six-month period ended June 30, 2018. Legal Proceedings
A previously disclosed ongoing investigation by the Securities and Exchange Commission's Division of Enforcement may lead to legal proceedings against Aegon USA Investment Management, LLC ("AUIM"), Transamerica Asset
Management, Inc. ("TAM") and/or Transamerica Capital, Inc. ("TCI"). These legal proceedings could have a material adverse effect on one or more of these entities.
TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds. The funds do not know the timing or outcome of any possible proceeding, including whether any proceeding is likely to have a material adverse impact on the funds, AUIM, TAM or TCI.
The investigation relates to errors in the operation and/or implementation of an
asset allocation model utilized by AUIM when it served as sub-adviser to certain
Transamerica tactical funds, as well as in the operation and/or implementation of an asset allocation model and volatility guidelines utilized by AUIM when it served as sub-adviser to certain Transamerica asset allocation funds. The investigation also concerns whether appropriate disclosures were made regarding these matters. The tactical funds are Transamerica Dynamic Income (formerly, Transamerica Tactical Income), Transamerica Dynamic Allocation (formerly, Transamerica Tactical Rotation) and Transamerica Dynamic Allocation II (formerly, Transamerica Tactical Allocation, and now reorganized into Transamerica Dynamic Allocation). The asset allocation funds are Transamerica Managed Risk - Conservative ETF VP (formerly, Transamerica Vanguard ETF Portfolio - Conservative VP and Transamerica Index 35 VP), Transamerica Managed Risk - Balanced ETF VP (formerly, Transamerica Vanguard ETF
Portfolio - Balanced VP and Transamerica Index 50 VP), Transamerica Managed
Risk
- Growth ETF VP (formerly, Transamerica Vanguard ETF Portfolio - Growth
VP and Transamerica Index 75 VP), Transamerica QS Investors Active Asset Allocation - Conservative VP (formerly, Transamerica Aegon Active Asset Allocation - Conservative VP), Transamerica QS Investors Active Asset Allocation - Moderate VP (formerly, Transamerica Aegon Active Asset
Allocation - Moderate VP) and Transamerica QS Investors Active Asset Allocation - Moderate Growth VP (formerly, Transamerica Aegon Active Asset Allocation - Moderate Growth VP).
AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April
30, 2015 and to the Transamerica asset allocation funds on June 30, 2015. Expert analyses provided to the funds indicate that errors in the models and guidelines did not have a material adverse impact on fund performance.
The funds are affected by many factors and risks: for example, the risk that sub-advisers' judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the funds to lose value. See "Principal Risks" in the prospectus.


Sub-Adviser
Pursuant to an Investment Sub-advisory Agreement between TAM and the sub-adviser on behalf of the respective portfolio, the sub-adviser shall provide day-to-
day investment advice and recommendations for the portfolio.
The sub-adviser receives compensation from TAM.

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A discussion regarding the Board of Trustees' approval of the investment sub-
advisory agreement for each of Transamerica International Equity Index VP and Transamerica U.S. Equity Index VP is available in each portfolio's semi-annual report for the six-month period ended June 30, 2017.
Further Information About The Sub-Adviser
SSGA Funds Management, Inc. has been a registered investment adviser since 2001. As of December 31, 2016, SSGA Funds Management, Inc. has approximately $410.71 billion in total assets under management.


Portfolio Manager(s)
Each portfolio is managed by the portfolio manager(s) listed below. The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership in each portfolio they manage.
Transamerica 60/40 Allocation VP


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Transamerica International Equity Index VP


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Transamerica U.S. Equity Index VP


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..
Disclosure of Portfolio Holdings
A detailed description of each portfolio's policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI a nd available on the
Transamerica Series Trust website at www.transamericaseriestrust.com.


Fund Expenses
During times of market volatility or decline, assets of your portfolio may
decline significantly, causing total annual fund operating expenses
 (as a
percentage of the value of your investment) to become higher than the numbers
shown in your portfolio's Annual Fund Operating Expenses table under
 "Fees
and Expenses" in this prospectus.
The total annual fund operating expenses of your portfolio may not correlate to the ratios of expenses to average net assets shown for your portfolio in the
financial highlights table. The amounts shown in the financial highlights table
do not include, as applicable, acquired (i.e., underlying) funds' fees and expenses and may include other expense items and/or reimbursements which are not reflected in your portfolio's total annual fund operating expenses.
The "Other expenses" items in the Annual Fund Operating Expenses table for your portfolio include fees for custodial and legal services.
"Other expenses"
also include various other expenses applicable to each share class of your portfolio.



Share Classes
Transamerica Series Trust ("TST") has two classes of shares, an Initial Class and a Service Class. Initial Class shares and Service Class shares have different expense structures. Initial Class shares can have up to a maximum
Rule 12b-1 fee
equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of the portfolio), but the portfolios have not been charged and do not intend to pay any distribution fees for Initial Class shares through May 1, 2018. The portfolios reserve the right to pay such fees after that date.
Service Class shares have a maximum Rule 12b-1 fee equal to an annual rate of
0.25% (expressed as a percentage of average daily net assets of the portfolio).
These fees and expenses will lower investment performance.
Opening an Account
Federal regulations may require the portfolio to obtain, verify and record certain information from you and persons authorized to act on your behalf in order to establish an account. Required information includes name, date of birth (for an individual), permanent residential address or principal place of business and
Social Security Number or Employer Identification Number. The portfolio may also ask to see other identifying documents. If you do not provide the information, the portfolio may not be able to open your account. Identifying information must be provided for each trader on an account. The portfolio may also place limits on account transactions while it is in the process of verifying
your identity. If the portfolio is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the portfolio believes it has identified potentially criminal activity, the portfolio reserves the right to take action it deems appropriate or as required by law, which may include redeeming your shares and closing your account.
Purchase and Redemption of Shares
Shares of the portfolios are intended to be sold to the Asset
Allocation Funds
offered through their respective prospectuses and to separate accounts of
insurance companies, including certain separate accounts of Transamerica Life
Insurance Company, Transamerica Financial Life Insurance Company, Transamerica Advisors Life Insurance Company, and Transamerica
Premier Life
Insurance Company. Transamerica Series Trust currently does not foresee any disadvantages to investors if a portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies.
However, it is
theoretically possible that the interest of owners of annuity contracts and insurance policies for which a portfolio serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a portfolio might be required to redeem the investment of one or more of its separate accounts from the portfolio, which might force the portfolio to sell securities at disadvantageous prices.
Shares are purchased and redeemed at their net asset value per share ("NAV") without the imposition of any sales commission or redemption charge. (However,
certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)
Payment for shares redeemed is normally made within seven days after receipt of a notice of redemption in good order, except that payments of redemptions may be postponed beyond seven days under certain circumstances, such as when the
New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.
Under normal circumstances, the portfolios expect to meet redemption requests by using cash or cash equivalents and/or selling a portfolio's securities to generate cash. The portfolios also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.
Shares will normally be redeemed in cash, although each portfolio retains the
right to redeem its shares in kind (for example, if a portfolio reasonably believes that a cash redemption may have a substantial impact on a portfolio and its
remaining shareholders).
Under adverse or unstable market, economic or political conditions, when an
increased portion of a portfolio's securities may be comprised of less-liquid investments, or during extraordinary or emergency circumstances, the portfolios may be more likely to pay redemption proceeds with cash obtained through short-term borrowing arrangements (if available) or redeem their shares in kind.
Market Timing/Excessive Trading
Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money
into portfolios when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one portfolio to
another and then back again after a short period of time. As money is shifted in and out, a portfolio may incur expenses for buying and selling securities.
Excessive purchases, redemptions or exchanges of


portfolio shares may disrupt portfolio management, hurt portfolio performance and drive portfolio expenses higher. For example, a portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.
The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in portfolio shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the portfolios.
Each portfolio reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the portfolio reasonably believes to be in connection with market timing or excessive
trading.
The portfolios rely on the insurance companies that offer shares of the portfolios as investment options for variable contracts to monitor market timing and disruptive trading by their customers. The portfolios seek periodic certifications from the insurance companies that they have policies and procedures in place
designed to monitor and prevent market timing and disruptive trading activity by their customers, and that they will use their best efforts to prevent market timing
and disruptive trading activity that appears to be in contravention of the portfolios' policies on market timing or disruptive trading as disclosed in this
prospectus. The portfolios also may instruct from time to time the insurance companies to scrutinize purchases, including purchases in connection with exchange transactions, that exceed a certain size. Each portfolio reserves the right, in its sole discretion and without prior notice, to reject, delay, restrict or refuse, in whole or in part, any request to purchase shares, including purchases in
connection with an exchange transaction and orders that have been accepted by an intermediary, which it reasonably determines to be in connection with market timing or disruptive trading by a contract or policy owner (a "contract owner") or
by accounts of contract owners under common control (for example, related contract owners, or a financial adviser with discretionary trading authority over multiple accounts). The portfolios apply these policies and procedures to all investors on a uniform basis and do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading.
While the portfolios discourage market timing and excessive short-term trading, the portfolios cannot always recognize or detect such trading.
The portfolios' distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to
curtail frequent,
short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid
detection, and the financial intermediaries' ability to deter such ctivity may be limited by the capabilities of operational and information systems.
Due to the
risk that the portfolios and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity.
Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent, short-term trading. Reallocations in underlying portfolios by an Asset Allocation Fund in furtherance of a portfolio's objective are not considered to be market timing or
excessive trading.
Additional Information
This prospectus and the SAI provide information concerning the portfolios that you should consider in determining whether to purchase shares of a portfolio. A portfolio may make changes to this information from time to time. Each portfolio's investment objective may be changed by the Board without shareholder approval. Each portfolio's investment strategies and policies may be
changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the SAI.
A portfolio that has a policy of investing, under normal circumstances, at least
80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities suggested by its name will provide
its shareholders with at least 60 days' prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.
Neither this prospectus nor the SAI is intended to give rise to any contract rights or other rights of any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.
The portfolios enter into contractual arrangements with various parties, including
the portfolios' investment manager, who provides services to the portfolios. Shareholders are not parties to, or intended (or "third-party") beneficiaries of those contractual arrangements.
To the extent authorized by law, the portfolios reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease
operations entirely.


Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property under various circumstances. In addition to the
state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for customers, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us. Individual states may have their own requirements. For more information regarding escheatment and unclaimed property in your state, ask your salesperson or visit your financial intermediary's website.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the portfolios until
they are received in good order. "Good order" means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction:
 your
completed application; the transaction amount (in dollars, shares or percentage terms); the names, portfolio and account number(s) and allocations to and/or from
the portfolio accounts affected by the requested transaction; the signatures of all owners (exactly as registered on the account) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents and signature guarantees. With respect to purchase requests, "good order" also generally includes receipt of sufficient funds to effect any purchase.
We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. "Received" or receipt in good order generally means that everything necessary must be received by the portfolios, at our mailing address specified in this prospectus. We reserve the right to reject electronic transactions that do not meet our requirements.


How Share Price Is Determined
The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption request by the portfolios' distributor (or other agent).
When Share Price Is Determined
The NAV of all portfolios (or class thereof) is determined on each day the
 New
York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther
King
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a portfolio does not price its shares (therefore, the value of a portfolio's foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolios). These securities will be valued pursuant to the portfolios' Pricing and Valuation procedures for such securities.
Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day . Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open. Purchase orders for shares of the asset allocation portfolios that are received in good order and accepted before the close of business of the NYSE receive the
NAV determined as of the close of the NYSE that day. Purchase orders for shares of the underlying constituent portfolios will be placed as determined by the portfolio's sub-adviser (and such asset allocation portfolio will receive the price for shares of the underlying portfolios on the day the order is placed).
How NAV Is Calculated
The NAV of each portfolio (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the portfolio (or class)
 that
are then outstanding.
The Board has approved procedures to be used to value the portfolios' securities for purposes of determining the portfolios' NAV. The valuation of the securities of
the portfolios is determined in good faith by or under the direction of the Board.
While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the
portfolios to TAM.


In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE.
Portfolio
securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the
NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price ("NOCP"). If there have been no sales for that day on the exchange or system where the security is principally traded, then the
value should be determined with reference to the last sale price, or the NOCP, if
applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on
the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are
valued at amortized cost, unless it is determined that using this method would not
reflect an investment's fair value. The prices that the portfolio uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.
When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all fair value determinations typically at its regularly scheduled meetings. The types of securities for which
such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been
halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The portfolios use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time. Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the portfolios' valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV.



Distributor
Transamerica Capital, Inc. ("TCI"), located at 1801 California Street, Suite
 5200,
Denver, CO 80202 underwrites and distributes all classes of portfolio shares
and
bears the expenses of offering these shares to the public. TCI is an affiliate of the
investment manager and the portfolios.
Distribution Plan
Each portfolio has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 (the "Plan") for each class of shares.
The Plan permits the use of portfolio assets to pay distribution and service fees
for the sale and distribution of its shares. These fees are used to pay TCI, broker-
dealers, financial intermediaries and other professionals who sell portfolio shares and provide ongoing services to shareholders and to pay other marketing and advertising expenses.
Under the Plan, each portfolio pays the following distribution and service fees (as
a percentage of the portfolio's average daily net assets):
..	Initial Class - Up to 0.15%
..	Service Class - Up to 0.25%
As of the date of this prospectus, the portfolios have not been charged and have
not paid any 12b-1 fees with respect to Initial Class shares, and will not be charged or pay any 12b-1 fees on Initial Class shares through May 1, 2018.
You
will receive written notice prior to the charging and payment of any fees under the Plan relating to Initial Class shares. Each portfolio may, however, be charged and pay fees relating to Service Class shares.
Because these fees are paid out of each portfolio's assets on an ongoing basis,
over time these fees will increase the cost of your investment and may cost you
more than paying other types of sales charges.
Other Distribution and Service Arrangements
The insurance companies that selected the portfolios as investment options for the variable annuity contracts and variable life insurance policies that they issue and distribute, Transamerica Advisors Life Insurance Company, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company, Transamerica Premier Life Insurance Company (together, the "Transamerica Insurance Companies"), are affiliated with TAM.
TCI, TAM and their affiliates may enter into arrangements with affiliated entities, including the Transamerica Insurance Companies, that provide administrative, recordkeeping and other services with respect to one or more of the portfolios.
Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into
similar arrangements with unaffiliated entities.
If a portfolio is sub-advised by an affiliate of Transamerica Insurance Companies and TAM, the Transamerica group of companies may retain more revenue than on those portfolios sub-advised by non-affiliated entities. TAM is a majority-owned subsidiary of Transamerica Premier Life Insurance Company and is affiliated with other Transamerica Insurance Companies, and TAM's business profits from managing the portfolios) may directly benefit Transamerica Premier Life Insurance Company and the other Transamerica Insurance Companies. Also, management personnel of the Transamerica Insurance Companies could receive additional compensation if the amount of investments in the portfolios meets certain levels, or increases over time. These affiliations, methods and arrangements may provide incentives for the Transamerica Insurance Companies to make the portfolios' shares available to current or prospective variable contract owners to the detriment of other potential investment options.
TAM, the Transamerica Insurance Companies, TCI, and/or portfolio sub-advisers, directly or through TCI, out of their past profits and other available sources, typically provide cash payments or non-cash compensation to the Transamerica Insurance Companies, brokers and other financial intermediaries as a means to promote the distribution and wholesaling of variable contracts (and thus, indirectly, the portfolios' shares). Such payments and compensation are in addition to the Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries.
 These
arrangements are sometimes referred to as "revenue sharing" arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient
for any portfolio-related distribution or shareholder servicing activities.
The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the variable contracts, that invest in the portfolios at least
in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the portfolios.


Such additional cash payments may be made to the Transamerica Insurance Companies, brokers and other financial intermediaries that provide services to the
portfolios and/or contract holders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. These cash payments may take a variety of forms. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales;
 (ii)
as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated flat fee dollar amount. These payments are made on a periodic basis, such as monthly or quarterly. To the extent permitted by applicable law,
 TCI and
other parties may pay or allow other incentives and compensation to brokers
 and
other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically.
From time to time, TCI, its affiliates, the Transamerica Insurance Companies and/or TAM and/or portfolio sub-advisers may, to the extent permitted by applicable law, pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example:
 (i)
occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment;
and/or
(iii) sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. They may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law.
Certain portfolios are funds of funds that invest in affiliated underlying funds,
unaffiliated underlying funds, or a combination of both. TAM will receive more
revenue when it selects an affiliated fund rather than an unaffiliated fund for the inclusion in a fund of funds. This conflict may result in affiliated funds that have performed or are expected to perform worse than unaffiliated funds being included in the fund of funds. The inclusion of affiliated funds will also permit
TAM to make increased revenue sharing payments, including to TCI, Transamerica Insurance Companies and/or their affiliates. The affilia tes of certain unaffiliated underlying funds, including those advised by the sub-adviser to the investing funds, may make revenue sharing payments to TCI and its affiliates for the provision of services to investors and distribution activities.
Investors should consult the prospectus of the separate accounts that issue the variable contracts that they have purchased to learn about specific incentives and financial interests that their insurance agent, broker or other financial intermediaries may receive when they sell variable contracts to you and to learn about revenue sharing arrangements relevant to the insurance company sponsor of the separate account.
Investors may also obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their insurance
agents, brokers and other financial intermediaries, and should so inquire if they
would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner
different from the disclosures in this prospectus and the SAI. An investor should
ask his/her insurance agent, broker or financial intermediary how he/she will be compensated for investments made in the portfolios. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, the Transamerica Insurance Companies, TCI and their affiliates and portfolio sub-advisers to the extent the payments result in
more assets being invested in the portfolios on which fees are being charged. Revenue sharing arrangements may encourage insurers and other financial intermediaries to render services to variable contract owners and qualified plan participants, and may also provide incentives for the insurers and other financial intermediaries to make the portfolios' shares available to current or prospective variable contract owners to the detriment of other potential investment options.



Dividends and Distributions
Each portfolio intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will
be reinvested in additional shares unless you elect to take your dividends in cash.
Each portfolio generally pays any distributions of net capital gains annually.
 Each
portfolio generally pays any dividends from net investment income annually. Taxes on Distributions in General
Shares of each portfolio are offered only to the separate accounts of Transamerica
Premier Life Insurance Company and its affiliates, and to the Asset Allocation Funds offered in this prospectus. Separate accounts are insurance company separate accounts that fund variable insurance policies and annuity contracts. Certain separate accounts are required to meet diversification requirements under
Section 817(h) of the Internal Revenue Code and the regulations thereunder in order for insurance policies and annuity contracts funded by those separate accounts to qualify for their expected tax treatment. If a portfolio qualifies as a
regulated investment company and is owned only by separate accounts and certain other qualified investors (including the Asset Allocation Funds offered in this prospectus if they are owned only by separate accounts and certain other qualified investors), the separate accounts invested in that portfolio will be allowed to look through to the portfolio's investments in order to satisfy the separate account diversification requirements. Each portfolio intends to comply with those diversification requirements. If a portfolio fails to meet the diversification requirements under Section 817(h) of the Internal Revenue Code, fails to qualify as a regulated investment company or fails to limit sales of portfolio shares to the permitted investors described above, then income earned with respect to the insurance policies and annuity contracts invested in that portfolio could become currently taxable to the owners of the policies and contracts, and income for prior periods with respect to the policies and contracts could also be taxable in the year in which that failure occurs.
Other Tax Information
This tax discussion is for general information only. More information is provided in the SAI of the portfolios. You should also consult your own tax adviser for
information regarding all tax consequences applicable to your investment in any portfolio. For a discussion of the taxation of separate accounts and variable annuity and life insurance contracts, see "Federal Income Tax Considerations" included in the respective prospectuses for the policies and contracts.



This section lists and describes the underlying portfolios in which Transamerica
60/40 Allocation VP may invest. This section summarizes the principal investment strategies and risks for the underlying portfolios not described elsewhere in this prospectus. Further information about underlying ortfolios of
Transamerica Series Trust can be found in this prospectus and further information about certain underlying funds of Transamerica Funds is contained in those underlying funds' prospectuses, available at www.transamericafunds.com. Transamerica Series Trust
Underlying Portfolios:

Portfolio Name
Transamerica Aegon Government Money Market VP
Transamerica International Equity Index VP
Transamerica U.S. Equity Index VP


Transamerica Aegon Government Money Market VP
Principal Investment Strategies: The portfolio is a government money market
fund. The portfolio seeks to maintain a stable net asset value of $1.00 per share
by investing in:
..	High-quality, U.S. dollar-denominated short-term money market securities
issued or guaranteed as to principal or interest by the
U.S. government or its agencies or instrumentalities;
..	repurchase agreements that are fully collateralized by U.S.
government
securities or cash; and
..	cash.
The portfolio's sub-adviser, Aegon USA Investment Management, LLC (the "sub-adviser"), invests at least 99.5% of the portfolio's total assets in U.S.
government securities, cash, and/or repurchase agreements that are fully collateralized as described above. Under normal circumstances, the portfolio invests at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities.
U.S. government securities in which the portfolio may invest include obligations of, or guaranteed by, the U.S. federal government, its agencies, instrumentalities or sponsored enterprises. Some U.S. government securities are supported by the
full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by Ginnie Mae. A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to
meet its obligations. These include securities issued by Federal Home Loan Banks. A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise.
These include securities issued by Fannie Mae and Freddie Mac.
The portfolio will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the portfolio at least equal in value to the
amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that
each repurchase agreement is eligible for purchase by the portfolio.
In managing the portfolio's assets, the sub-adviser starts with a global "top down" analysis and then considers various fundamental factors, such as creditworthiness, duration, yield, interest rate and liquidity.
The portfolio invests in accordance with the credit quality, maturity, liquidity and diversification requirements applicable to money market funds. The portfolio invests in securities that, at the time of purchase, are rated in the highest short-
term rating category for short-term debt by a nationally recognized statistical rating organization or, if unrated, determined to be of equivalent credit quality by
the portfolio's sub-adviser. Where required by applicable regulations, the portfolio's sub-adviser or Board of Trustees will decide whether the security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.
The portfolio invests exclusively in securities with a maximum remaining maturity of 397 days and maintains a dollar-weighted average portfolio maturity
of 60 days or less.
The portfolio may invest in other government money market funds to the extent permitted by law.
As prevailing market conditions warrant, and at the discretion of the sub-adviser, the portfolio may hold cash uninvested and, if so, may be subject to risk with respect to the depository institution holding the cash. Cash assets are not income-generating and would impact the portfolio's current yield.
If the portfolio takes a temporary defensive position, it will be more difficult for the portfolio to achieve its investment objective. Although the sub-adviser has the
ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.





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Counterparty	X

Credit	X

Currency Currency Hedging
Depository Receipts Derivatives
Distressed or Defaulted Securities Dollar Rolls
Emerging Markets Equity Securities Exchange Traded Funds Extension
Fixed-Income Securities	X

Floating Rate Loans Focused Investing Foreign Investments Growth Stocks
Hedging
High-Yield Debt Securities Industry Concentration Inflation Protected
Securities
Interest Rate	X

Investment Companies Junior Loans
Large Capitalization Companies

Legal and Regulatory	X

Leveraging

Liquidity	X

Loans

Management	X

Market	X

Master Limited Partnership Medium Capitalization Companies Model and Data
Money Market Fund Reform	X

Mortgage-Related & Asset-Backed Securities

Mortgage-Related Securities	X

Municipal Securities New Fund
Non-Diversification

Precious Metals Related Securities Preferred Stock
Prepayment or Call	X






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Redemption	X

REITs

Repurchase Agreements	X

Rule 144A & Privately Placed Securities Russian Securities
Short Sales

Small Capitalization Companies

Small & Medium Capitalization Companies Sovereign Debt
Structured Instruments Structured Sales Subsidiary
Tax

Taxable Investments

Underlying Exchange Traded Funds

Underlying Government Money Market Funds	X

U.S. Government Agency Obligations	X

Valuation Value Investing
Volatility Target Warrants and Rights
Yield	X

Transamerica Funds Underlying Fund:

Transamerica Core Bond

Transamerica Core Bond
Principal Investment Strategies: The fund's sub-adviser,
J.P. Morgan
Investment Management Inc. (the "sub-adviser"), seeks to achieve the fund's
objective by investing, under normal circumstances, at least 80% of the fund's net
assets (plus the amount of borrowings, if any, for investment purposes)
 in bonds,
including (without limitation):
..	U.S. government securities, including Treasury obligations and government
sponsored enterprises such as Fannie Mae, Ginnie Mae, Freddie Mac and securities issued by other government agencies and instrumentalities
..	Medium- to high-quality corporate bonds
..	Mortgage-backed securities, including U.S. agency and non-agency pass through and collateralized mortgage obligations ("CMOs")
..	Asset-backed securities
..	Commercial mortgage-backed securities ("CMBS") Generally, such bonds will have intermediate to long maturities. To a lesser extent, the fund may invest
in:
..	U.S. dollar-denominated foreign bonds
..	Short-term securities, including agency discount notes,
commercial paper
and money market funds
The fund may invest in bonds and other debt securities that are rated in the lowest investment grade category (commonly known as "junk" bonds). The fund's average weighted maturity will ordinarily range between four and 12 years. The sub-adviser analyzes four major factors in managing and constructing the fund's portfolio: duration, market sector, maturity concentrations and individual securities. The sub-adviser looks for market sectors and individual securities that
it believes will perform well over time. The sub-adviser is value oriented and selects individual securities after performing
 a
risk/reward analysis that includes an evaluation of


interest rate risk, credit risk, and the complex legal and technical structure of the
transaction. The fund may use futures contracts, options, swaps and other derivatives as tools in the management of fund assets. The fund may use derivatives as a substitute for various investments, to alter the investment characteristics of the fund, for risk management and/or to increase income or gain
to the fund.





F
u
n
d

N
a
m
e
A
c
t
i
v
e

T
r
a
d
i
n
g

A
g
g
r
e
s
s
i
v
e

I
n
v
e
s
t
m
e
n
t

A
r
b
i
t
r
a
g
e
B
a
n
k

O
b
l
i
g
a
t
i
o
n
s

C
F
T
C

R
e
g
u
l
a
t
i
o
n

C
o
m
m
o
d
i
t
i
e
s

C
o
n
v
e
r
t
i
b
l
e

S
e
c
u
r
i
t
i
e
s


T
r
a
n
s
a
m
e
r
i
c
a

C
o
r
e

B
o
n
d


Counterparty	X

Credit	X

Currency	X

Currency Hedging Depository Receipts
Derivatives	X

Distressed or Defaulted Securities Dollar Rolls
Emerging Markets Equity Securities Exchange Traded Funds
Extension	X

Fixed-Income Securities	X

Floating Rate Loans Focused Investing
Foreign Investments	X

Growth Stocks Hedging
High-Yield Debt Securities Industry Concentration Inflation
Protected Securities
Interest Rate	X

Investment Companies Junior Loans
Large Capitalization Companies

Legal and Regulatory	X

Leveraging	X

Liquidity	X

Loans

Management	X

Market	X

Master Limited Partnership Medium Capitalization Companies
 Model and Data
Money Market Fund Reform

Mortgage-Related & Asset-Backed Securities	X

Mortgage-Related Securities Municipal Securities
New Fund

Non-Diversification

Precious Metals Related Securities





F
u
n
d

N
a
m
e
P
r
e
f
e
r
r
e
d

S
t
o
c
k


T
r
a
n
s
a
m
e
r
i
c
a

C
o
r
e

B
o
n
d



Prepayment or Call	X

Real Estate Securities Redemption
REITs

Repurchase Agreements

Rule 144A & Privately Placed Securities Russian Securities
Short Sales

Small Capitalization Companies

Small & Medium Capitalization Companies Sovereign Debt
Structured Instruments Structured Sales Subsidiary
Tax

Taxable Investments

Underlying Exchange Traded Funds Underlying Government Money Market Funds
U.S. Government Agency Obligations	X

Valuation	X

Value Investing Volatility Target Warrants and Rights Yield



The Financial Highlights table is intended to help you understand a portfolio's performance for the past five years or since its inception if less than five years.
Certain information reflects financial results for a single portfolio share.
 The total
returns in the table represent the rate an investor would have earned
 (or lost) on
an investment in the portfolio for the period shown, assuming reinvestment of all
dividends and distributions. Financial highlights for Transamerica
 International
Equity Index VP and Transamerica U.S. Equity Index VP for the period ended June 30, 2017 are unaudited.
Information is not shown for Transamerica 60/40 Allocation VP or Initial Class shares of Transamerica International Equity Index VP and Transamerica U.S. Equity Index VP as they had not commenced operations as of the date of this prospectus.
Transamerica International Equity Index VP


S
e
r
v
i
c
e

C
l
a
s
s

J
u
n
e

3
0
,
2
0
1
7
(
u
n
a
u
d
i
t
e
d
)

(
A
)
Net asset value, beginning of year Investment operations:
Net investment income  (loss)(B)
Net realized and unrealized gains (loss) Total investment operations Net asset value, end of period Total return(C)
Ratio and supplemental data: Net assets end of period (000's)
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture Including waiver and/or reimbursement and recapture Net investment income (loss) to average net assets Portfolio turnover rate
$
1
0
..
0
0


0
..
0
5
0
..
1
7

0
..
2
2

$
1
0
..
2
2

2
..
3
0
%
(
D
)


$
2
,
8
1
3


1
..
9
4
%
(
E
)
0
..
4
3
%
(
E
)
3
..
1
3
%
(
E
)
2
%
(
D
)
(A)      Commenced operations on May 1, 2017
(B)      Calculated based on average number of shares  outstanding.
(C) Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or
annuity contracts.
(D)    Not annualized.
(E)  Annualized.
Transamerica U.S. Equity Index VP


S
e
r
v
i
c
e

C
l
a
s
s

J
u
n
e

3
0
,
2
0
1
7
(
u
n
a
u
d
i
t
e
d
)

(
A
)
Net asset value, beginning of year Investment operations:
Net investment income  (loss)(B)
Net realized and unrealized gains (loss) Total investment operations Net asset value, end of period Total return(C)
Ratio and supplemental data: Net assets end of period (000's)
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture Including waiver and/or reimbursement and recapture Net investment income (loss) to average net assets Portfolio turnover rate
$
1
0
..
0
0


0
..
0
3
0
..
1
6

0
..
1
9

$
1
0
..
1
9

1
..
9
0
%
(
D
)


$
4
,
8
3
8


1
..
4
0
%
(
E
)
0
..
3
9
%
(
E
)
1
..
6
4
%
(
E
)
0
%
(
D
)
(
F
)
(A)      Commenced operations on May 1, 2017
(B)      Calculated based on average number of shares  outstanding.
(C) Total return reflects all Portfolio expenses and includes reinvestment of dividends and capital gains; it does not reflect the charges and deductions under the policies or annuity contracts.
(D)    Not annualized.
(E)  Annualized.
(F)      Rounds to less than 1%



   Transamerica Series Trust 1801
California Street, Suite 5200
Denver, CO 80202
Customer Service: 1-888-233-4339
ADDITIONAL INFORMATION about these portfolios is contained in the
Statement of Additional Information dated May 1, 2017, as amended and restated on January 12, 2018, as may be amended from time to time, and in the annual and semi-annual reports to shareholders. The Statement of Additional
 Information is
incorporated by reference into this prospectus.
Information about the portfolios (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference
Room in
Washington, DC. Information on the operation of the public reference room may
be obtained by calling the SEC at 1-202-551-8090. Copies of this information may be obtained upon payment of a duplication fee, by electronic request at the
following e-mail address, publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520. Reports and other information about the portfolios are also available on the SEC's Internet site at http://www.sec.gov.
To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about the portfolios, call or write to Transamerica Series
 Trust at
the phone number or address above or visit Transamerica Series Trust's website at
www.transamericaseriestrust.com. In the Transamerica Series Trust's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios' performance during the last fiscal year. Additional information about the portfolios' investments is available in the portfolios' annual and semi-annual reports to shareholders.
 Each portfolio's current net asset value per share is available on our website at www.transamericaseriestrust.com/content/Performance.aspx.




www.transamericaseriestrust.com Sales Support: 1-800-851-7555 Distributor:
Transamerica Capital, Inc.
The Investment Company Act File Number for Transamerica Series Trust is
811-04419.